As filed with the Securities and Exchange Commission on July 21, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-00582
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end: August 31
Date of reporting period: May 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments All Cap Core Funda
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (95.0%)

Auto Components (7.8%)
BorgWarner, Inc.	40,199	2,418
Delphi Automotive PLC	29,562	2,571
		4,989
Banks (3.5%)
JPMorgan Chase & Co.	34,511	2,270

Biotechnology (2.7%)
Biogen, Inc. *	4,323	1,716

Capital Markets (6.5%)
BlackRock, Inc.	5,672	2,075
Invesco Ltd.	53,560	2,133
		4,208
Electric Utilities (3.0%)
ITC Holdings Corp.	53,763	1,897

Health Care Equipment & Supplies (3.1%)
Cooper Cos., Inc.	11,095	2,017

Hotels, Restaurants & Leisure (3.9%)
Starwood Hotels & Resorts Worldwide, Inc.	30,051	2,487

Independent Power and Renewable Electricity Producers (4.4%)
Calpine Corp. *	140,797	2,830

Internet & Catalog Retail (3.2%)
Priceline Group, Inc. *	1,774	2,079

Internet Software & Services (3.6%)
Google, Inc. Class C *	4,394	2,338

IT Services (4.6%)
Visa, Inc. Class A	43,064	2,958

Media (3.7%)
Time Warner, Inc.	28,430	2,402

Oil, Gas & Consumable Fuels (10.6%)
Enbridge Energy Management LLC *	65,172	2,355
MarkWest Energy Partners LP	31,514	2,037
Teekay Corp.	52,658	2,413
		6,805
Pharmaceuticals (8.1%)
Actavis PLC *	8,572	2,630
Teva Pharmaceutical Industries Ltd. ADR	42,386	2,547
		5,177
Professional Services (7.3%)
Nielsen NV	59,330	2,669
Verisk Analytics, Inc. Class A *	28,213	2,048
		4,717
Real Estate Investment Trusts (5.2%)
American Tower Corp.	36,341	3,372

Software (11.2%)
Activision Blizzard, Inc.	98,322	2,484
Intuit, Inc.	22,862	2,381
Oracle Corp.	53,885	2,343
		7,208
Trading Companies & Distributors (2.6%)
United Rentals, Inc. *	18,642	1,658

Total Common Stocks (Cost $55,095)		61,128

Short-Term Investments (5.8%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $3,733)	3,732,573	3,733

Total Investments## (100.8%) (Cost $58,828)		64,861
Liabilities, less cash, receivables and other assets [(0.8%)]		(537)

Total Net Assets (100.0%)		$64,324

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.6%)

Brazil (6.2%)
AMBEV SA ADR	894,100	5,141
BB Seguridade Participacoes SA	544,200	5,696
CCR SA	1,005,800	4,874
Cielo SA	370,940	4,656
Embraer SA	188,700	1,413
Embraer SA ADR	81,200	2,446
Itau Unibanco Holding SA, Preference Shares	446,500	4,811
Qualicorp SA	396,300	2,363
		31,400
Chile (0.7%)
SACI Falabella	459,080	3,448

China (29.4%)
AAC Technologies Holdings, Inc.	436,900	2,439
Agricultural Bank of China Ltd., H Shares	16,583,600	8,980
Alibaba Group Holding Ltd. ADR *	12,000	1,072
Anhui Conch Cement Co. Ltd., H Shares *	663,300	2,770
Baidu, Inc. ADR *	22,700	4,481
Bolina Holding Co. Ltd.	3,228,100	1,099
Changyou.com Ltd. ADR *	155,200	4,839
China Child Care Corp. Ltd.	6,716,300	1,411
China Everbright International Ltd.	5,620,000	10,694
China Medical System Holdings Ltd.	2,562,900	4,251
China Mengniu Dairy Co. Ltd.	1,279,140	7,284
China Mobile Ltd.	669,900	8,840
China State Construction International Holdings Ltd.	3,349,400	5,888
China Vanke Co. Ltd., H Shares *	2,656,023	6,977
CNOOC Ltd.	4,683,200	7,290
Country Garden Holdings Co. Ltd.	7,459,600	3,404
Galaxy Entertainment Group Ltd.	644,600	3,073
Haier Electronics Group Co. Ltd.	3,144,800	9,487
Hua Hong Semiconductor Ltd. ñ*	2,918,000	4,051
Industrial & Commercial Bank of China Ltd., H Shares	11,399,900	9,872
New Oriental Education & Technology Group, Inc. ADR *	186,800	4,451
PICC Property & Casualty Co. Ltd., H Shares	2,499,200	5,703
Ping An Insurance Group Co. of China Ltd., H Shares	237,300	3,477
Sunny Optical Technology Group Co. Ltd.	4,346,900	9,500
Tencent Holdings Ltd.	848,400	16,963
Zhuzhou CSR Times Electric Co. Ltd., H Shares	203,400	1,661
		149,957
Czech Republic (0.8%)
Komercni Banka A/S	18,440	3,958

India (7.7%)
Bank of Baroda	1,025,967	2,610
Cummins India Ltd.	508,205	7,253
Dabur India Ltd.	1,318,979	5,600
Glenmark Pharmaceuticals Ltd.	344,785	4,707
HDFC Bank Ltd. ADR	64,000	3,816
Power Grid Corp. of India Ltd.	2,128,204	4,797
Prestige Estates Projects Ltd.	895,130	3,583
Tata Global Beverages Ltd.	1,580,405	3,612
Tata Motors Ltd. Class A	650,864	3,063
		39,041
Indonesia (4.5%)
PT AKR Corporindo Tbk	10,709,200	4,429
PT Bank Rakyat Indonesia Persero Tbk	2,518,900	2,240
PT Gudang Garam Tbk	1,056,300	3,758
PT Link Net Tbk *	7,571,600	3,221
PT Matahari Department Store Tbk	3,481,500	4,583
PT Semen Indonesia (Persero) Tbk	3,243,900	3,295
PT Sumber Alfaria Trijaya Tbk	28,822,100	1,241
		22,767
Jordan (0.8%)
Hikma Pharmaceuticals PLC	122,335	3,885

Korea (12.3%)
Coway Co. Ltd.	123,010	10,119
Hyundai Motor Co.	54,565	7,755
NAVER Corp.	10,885	5,966
NCSoft Corp.	37,395	6,635
Samsung Electronics Co. Ltd.	13,655	16,063
Samsung Engineering Co. Ltd. *	85,088	2,865
SFA Engineering Corp.	102,067	4,327
SK Hynix, Inc.	154,655	7,107
Sung Kwang Bend Co. Ltd.	139,577	1,714
		62,551
Malaysia (1.1%)
Axiata Group Berhad	3,035,700	5,444

Mexico (5.5%)
Arca Continental SAB de CV	697,200	4,223
Corp. Inmobiliaria Vesta SAB de CV	2,630,100	4,719
Fibra Uno Administracion SA de CV	1,364,500	3,475
Grupo Financiero Banorte SAB de CV, O Shares	1,089,100	6,145
Grupo Mexico SAB de CV Series B	1,286,600	3,990
Infraestructura Energetica Nova SAB de CV	483,700	2,591
Unifin Financiera SAPI de CV *	1,388,700	2,868
		28,011
Peru (1.5%)
Credicorp Ltd.	54,900	7,749

Philippines (3.0%)
Ayala Corp.	312,690	5,535
International Container Terminal Services, Inc.	1,942,770	4,658
RFM Corp.	13,073,000	1,188
SM Investments Corp.	206,930	4,082
		15,463
Qatar (1.1%)
Industries Qatar QSC	159,943	5,860

Russia (3.6%)
LUKOIL OAO ADR	85,660	4,108
Magnit PJSC f	38,380	7,700
QIWI PLC ADR	130,000	3,929
Yandex NV Class A *	150,800	2,719
		18,456
Singapore (0.9%)
Asian Pay Television Trust	6,632,702	4,526

South Africa (5.2%)
Alexander Forbes Group Holdings Ltd. *	6,594,866	4,985
Bidvest Group Ltd.	200,359	4,965
Life Healthcare Group Holdings Ltd.	1,750,840	5,258
MTN Group Ltd.	319,929	5,670
Sasol Ltd.	89,410	3,152
Shoprite Holdings Ltd.	170,495	2,260
		26,290
Taiwan, Province of China (7.4%)
China Steel Chemical Corp.	498,400	2,391
eMemory Technology, Inc.	398,200	5,804
Hermes Microvision, Inc.	86,440	6,787
Hu Lane Associate, Inc.	307,200	1,517
MediaTek, Inc.	575,200	7,739
Taiwan Semiconductor Manufacturing Co. Ltd.	2,452,739	11,668
Tung Thih Electronic Co. Ltd.	378,400	2,034
		37,940
Thailand (1.6%)
Bangkok Dusit Medical Services PCL f	4,556,400	2,614
CP ALL PCL f	3,976,200	5,408
		8,022
Turkey (2.1%)
Arcelik A/S	631,135	3,426
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,529,850	3,964
Turkiye Garanti Bankasi A/S	1,088,465	3,446
		10,836
United Arab Emirates (1.1%)
Dragon Oil PLC	541,975	5,658

United Kingdom (1.1%)
SABMiller PLC	109,320	5,860

Total Common Stocks (Cost $456,785)		497,122

Short-Term Investments (2.9%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $14,826)	14,826,047	14,826

Total Investments## (100.5%) (Cost $471,611)		511,948
Liabilities, less cash, receivables and other assets [(0.5%)]		(2,675)

Total Net Assets (100.0%)		$509,273

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$53,627	10.5%
Semiconductors & Semiconductor Equipment	43,156	8.5%
Internet Software & Services	31,201	6.1%
Household Durables	23,032	4.5%
Oil, Gas & Consumable Fuels	20,208	4.0%
Wireless Telecommunication Services	19,954	3.9%
Real Estate Management & Development	18,683	3.7%
Food & Staples Retailing	16,609	3.3%
Electronic Equipment, Instruments & Components	16,266	3.2%
Technology Hardware, Storage & Peripherals	16,063	3.2%
Beverages	15,224	3.0%
Industrial Conglomerates	14,907	2.9%
Insurance	14,876	2.9%
Diversified Financial Services	13,388	2.6%
Pharmaceuticals	12,843	2.5%
Food Products	12,084	2.4%
Software	11,474	2.2%
Automobiles	10,818	2.1%
Commercial Services & Supplies	10,694	2.1%
Health Care Providers & Services	10,235	2.0%
Transportation Infrastructure	9,532	1.9%
Construction & Engineering	8,753	1.7%
IT Services	8,585	1.7%
Multiline Retail	8,031	1.6%
Real Estate Investment Trusts	7,439	1.5%
Machinery	7,253	1.4%
Personal Products	7,011	1.4%
Construction Materials	6,065	1.2%
Electric Utilities	4,797	0.9%
Media	4,526	0.9%
Diversified Consumer Services	4,451	0.9%
Trading Companies & Distributors	4,429	0.9%
Metals & Mining	3,990	0.8%
Aerospace & Defense	3,859	0.8%
Tobacco	3,758	0.7%
Auto Components	3,551	0.7%
Diversified Telecommunication Services	3,221	0.6%
Hotels, Restaurants & Leisure	3,073	0.6%
Building Products	2,813	0.5%
Gas Utilities	2,591	0.5%
Chemicals	2,391	0.5%
Electrical Equipment	1,661	0.3%
Short-Term Investments and Other Assets-Net	12,151	2.4%
	$509,273	100.0%

Schedule of Investments Equity Income Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (95.1%)

Aerospace & Defense (1.0%)
Honeywell International, Inc. @	237,000	24,695

Banks (6.2%)
JPMorgan Chase & Co. @	800,000	52,624
PNC Financial Services Group, Inc.	545,000	52,151
Wells Fargo & Co.	800,000	44,768
		149,543
Beverages (1.0%)
Coca-Cola Co.	600,000	24,576

Capital Markets (5.9%)
Apollo Investment Corp.	1,610,000	12,638
BlackRock, Inc. @	52,000	19,021
Blackstone Group LP @	1,160,000	50,808
Carlyle Group LP	499,000	15,384
FS Investment Corp.	1,180,000	12,225
KKR & Co. LP	1,444,050	33,141
		143,217
Chemicals (2.7%)
E.I. du Pont de Nemours & Co.	634,000	45,020
LyondellBasell Industries NV Class A @	190,000	19,209
		64,229
Communications Equipment (1.9%)
Cisco Systems, Inc.	1,563,000	45,812

Diversified Financial Services (1.9%)
CME Group, Inc.	500,000	47,100

Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	483,000	23,880

Electric Utilities (5.6%)
American Electric Power Co., Inc.	425,000	23,923
Edison International	367,000	22,318
Exelon Corp.	730,000	24,696
NextEra Energy, Inc.	630,000	64,474
		135,411
Energy Equipment & Services (1.5%)
Schlumberger Ltd.	399,000	36,217

Food Products (1.0%)
Unilever NV	577,000	24,638

Hotels, Restaurants & Leisure (1.0%)
Las Vegas Sands Corp.	470,000	23,890

Household Products (2.2%)
Kimberly-Clark Corp.	300,000	32,658
Procter & Gamble Co.	274,000	21,479
		54,137
Independent Power and Renewable Electricity Producers (1.7%)
NRG Yield, Inc. Class A	235,000	6,227
NRG Yield, Inc. Class C	235,000	6,361
TerraForm Power, Inc. Class A *	711,600	28,557
		41,145
Industrial Conglomerates (4.8%)
General Electric Co.	1,532,000	41,778
Koninklijke Philips NV	1,856,000	50,563
Siemens AG	220,000	23,143
		115,484
Insurance (2.1%)
MetLife, Inc.	953,000	49,804

Internet Software & Services (1.3%)
Equinix, Inc.	121,000	32,436

Leisure Products (1.9%)
Hasbro, Inc. @	625,000	45,081

Media (1.5%)
Lagardere SCA	1,226,100	37,153

Metals & Mining (0.5%)
Goldcorp, Inc.	635,000	11,278

Multi-Utilities (8.0%)
CenterPoint Energy, Inc.	1,492,000	30,392
Dominion Resources, Inc.	635,000	44,780
DTE Energy Co.	465,000	36,842
NiSource, Inc.	695,000	32,790
Sempra Energy	280,000	30,092
Wisconsin Energy Corp.	400,000	19,312
		194,208
Oil, Gas & Consumable Fuels (9.9%)
ConocoPhillips	354,000	22,543
Enbridge, Inc. @	875,000	41,930
Enviva Partners LP *	214,200	4,361
Exxon Mobil Corp.	250,000	21,300
Golar LNG Ltd. @	750,000	35,633
ONEOK, Inc.	650,000	27,248
Plains GP Holdings LP Class A	889,000	24,856
Royal Dutch Shell PLC ADR Class A	361,000	21,559
Spectra Energy Corp.	1,150,000	40,445
		239,875
Pharmaceuticals (9.0%)
Bristol-Myers Squibb Co.	475,100	30,691
Eli Lilly & Co.	735,000	57,992
GlaxoSmithKline PLC ADR	661,000	29,329
Johnson & Johnson	520,000	52,073
Roche Holding AG ADR	1,268,000	48,767
		218,852
Real Estate Investment Trusts (18.4%)
AvalonBay Communities, Inc.	143,000	23,810
Blackstone Mortgage Trust, Inc. Class A	1,096,000	33,121
Equity Residential @	489,000	36,342
Extra Space Storage, Inc.	500,000	35,015
Fibra Uno Administracion SA de CV	5,645,000	14,377
Keppel REIT	12,422,000	11,006
Mapletree Logistics Trust	12,280,000	10,611
Outfront Media, Inc.	1,051,327	29,132
Parkway Life Real Estate Investment Trust	5,973,000	10,403
PLA Administradora Industrial S de RL de CV *	5,700,000	11,123
Prologis, Inc.	1,260,000	49,883
Public Storage	60,000	11,612
Realty Income Corp.	440,000	20,051
Simon Property Group, Inc.	225,000	40,815
Starwood Property Trust, Inc.	2,050,000	48,975
Ventas, Inc.	375,800	24,998
Weyerhaeuser Co.	1,000,000	32,560
		443,834
Software (1.7%)
Microsoft Corp. @	884,000	41,424

Specialty Retail (0.6%)
Home Depot, Inc.	130,000	14,485

Tobacco (0.8%)
Imperial Tobacco Group PLC	356,000	18,337

Total Common Stocks (Cost $2,001,354)		2,300,741

Preferred Stocks (0.5%)
Actavis PLC, Ser. A, 5.50%* (Cost $10,865)	10,865	11,516

	Principal Amount ($)
Convertible Bonds (2.8%)
HomeAway, Inc., Senior Unsecured Notes, 0.13%, due 4/1/19	4,500,000	4,303
Live Nation Entertainment, Inc., Senior Unsecured Notes, 2.50%, due 5/15/19	3,260,000	3,572
Priceline Group Inc., Senior Unsecured Notes, 0.90%, due 9/15/21 ñ	12,900,000	12,650
SINA Corp., Senior Unsecured Notes, 1.00%, due 12/1/18	25,100,000	23,469
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	10,000,000	10,050
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	13,965,000	14,340

Total Convertible Bonds (Cost $66,029)		68,384

Short-Term Investments (1.3%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $30,178)	30,177,546	30,178

Total Investments## (99.7%) (Cost $2,108,426)		2,410,819
Cash, receivables and other assets, less liabilities‡‡ (0.3%)		8,160

Total Net Assets (100.0%)		$2,418,979

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) 5/31/15

	Number of Shares	Value ($000's)	† z
Common Stocks (98.2%)

Airlines (3.0%)
Delta Air Lines, Inc.	590,000	25,323

Automobiles (1.0%)
General Motors Co.	225,000	8,093

Banks (5.2%)
JPMorgan Chase & Co.	665,000	43,744

Capital Markets (2.0%)
UBS Group A.G. *	800,000	17,264

Chemicals (2.2%)
FMC Corp.	325,000	18,580

Communications Equipment (4.2%)
Cisco Systems, Inc.	1,200,000	35,172

Consumer Finance (4.1%)
American Express Co.	304,000	24,235
Springleaf Holdings, Inc. *	214,300	10,183
		34,418
Diversified Consumer Services (2.4%)
Service Corp. International	700,000	20,342

Electrical Equipment (2.6%)
Eaton Corp. PLC	310,000	22,193

Electronic Equipment, Instruments & Components (2.5%)
CDW Corp.	578,950	21,479

Food & Staples Retailing (3.1%)
CVS Health Corp.	253,000	25,902

Food Products (3.4%)
Diamond Foods, Inc. *	304,300	8,660
Mondelez International, Inc. Class A	485,000	20,171
		28,831
Hotels, Restaurants & Leisure (2.2%)
Starwood Hotels & Resorts Worldwide, Inc.	225,000	18,621

Household Durables (3.0%)
Newell Rubbermaid, Inc.	643,000	25,418

Household Products (2.2%)
Energizer Holdings, Inc.	133,000	18,845

Insurance (4.7%)
Willis Group Holdings PLC	830,000	39,392

Internet Software & Services (3.6%)
Google, Inc. Class A *	28,000	15,269
Google, Inc. Class C *	28,076	14,939
		30,208
Machinery (4.1%)
Stanley Black & Decker, Inc.	338,000	34,625
Media (6.2%)
Comcast Corp. Class A Special	535,000	31,030
Time Warner, Inc.	257,000	21,711
		52,741
Metals & Mining (0.6%)
Steel Dynamics, Inc.	230,000	5,016

Multi-Utilities (3.4%)
NiSource, Inc.	615,000	29,016

Oil, Gas & Consumable Fuels (7.4%)
Antero Resources Corp. *	440,100	17,609
Devon Energy Corp.	292,000	19,044
Pioneer Natural Resources Co.	87,000	12,861
Royal Dutch Shell PLC ADR Class A	215,000	12,840
		62,354
Paper & Forest Products (1.2%)
International Paper Co.	192,000	9,951

Pharmaceuticals (9.6%)
Eli Lilly & Co.	549,000	43,316
Teva Pharmaceutical Industries Ltd. ADR	625,000	37,563
		80,879
Semiconductors & Semiconductor Equipment (2.9%)
Altera Corp.	70,000	3,420
Freescale Semiconductor Ltd. *	460,000	20,755
		24,175
Software (2.3%)
Activision Blizzard, Inc.	770,000	19,450

Specialty Retail (3.2%)
Bed Bath & Beyond, Inc. *	375,000	26,745

Technology Hardware, Storage & Peripherals (4.2%)
EMC Corp.	660,000	17,384
SanDisk Corp.	270,000	18,463
		35,847
Textiles, Apparel & Luxury Goods (1.7%)
Ralph Lauren Corp.	107,000	13,953

Total Common Stocks (Cost $669,755)		828,577

Short-Term Investments (1.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $14,593)	14,592,704	14,593

Total Investments## (99.9%) (Cost $684,348)		843,170
Cash, receivables and other assets, less liabilities (0.1%)		724

Total Net Assets (100.0%)		$843,894

Schedule of Investments Genesis Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.5%)

Aerospace & Defense (0.3%)
Astronics Corp. *	532,200	37,195

Air Freight & Logistics (0.8%)
Forward Air Corp. ^	1,826,868	94,760

Airlines (0.2%)
Allegiant Travel Co.	187,100	29,463

Auto Components (0.7%)
Drew Industries, Inc.	731,699	44,926
Gentex Corp.	2,263,898	38,894
	83,820
Banks (8.2%)
Bank of Hawaii Corp.	2,166,612	135,998
Bank of the Ozarks, Inc.	2,417,100	106,280
BankUnited, Inc.	2,257,030	75,814
BOK Financial Corp.	1,377,976	89,127
Community Bank System, Inc.	1,095,723	38,690
Cullen/Frost Bankers, Inc.	1,645,825	120,820
CVB Financial Corp.	4,018,772	65,908
First Financial Bankshares, Inc. ^	3,213,347	96,818
FNB Corp.	3,908,846	52,730
LegacyTexas Financial Group, Inc.	2,137,068	55,436
PacWest Bancorp	1,972,851	88,561
Westamerica Bancorporation	1,009,303	46,186
	972,368
Beverages (0.9%)
Boston Beer Co., Inc. Class A *	394,619	104,093

Building Products (1.3%)
AAON, Inc.	1,867,681	44,208
Advanced Drainage Systems, Inc.	875,800	25,433
AO Smith Corp.	1,246,148	88,950
	158,591
Capital Markets (0.0%)
OM Asset Management PLC	82,300	1,602

Chemicals (4.5%)
Balchem Corp. ^	1,636,909	92,420
Innophos Holdings, Inc. ^	1,332,342	69,428
NewMarket Corp.	132,912	61,194
Quaker Chemical Corp.	227,060	19,387
RPM International, Inc.	1,337,844	66,932
Sensient Technologies Corp. ^	3,387,745	229,350
	538,711
Commercial Services & Supplies (4.0%)
G&K Services, Inc. Class A	426,700	29,732
Healthcare Services Group, Inc. ^	3,806,781	115,003
Rollins, Inc.	6,641,630	164,845
Team, Inc. *	748,106	29,775
UniFirst Corp.	403,550	46,130
United Stationers, Inc. ^	2,266,441	88,029
	473,514
Communications Equipment (0.6%)
NETGEAR, Inc. *^	2,149,700	66,619

Construction Materials (0.4%)
Eagle Materials, Inc.	649,600	54,229

Containers & Packaging (2.3%)
AptarGroup, Inc. ^	3,200,800	204,115
Silgan Holdings, Inc.	1,410,483	76,646
	280,761
Distributors (1.4%)
Pool Corp. ^	2,567,098	170,147

Diversified Financial Services (0.4%)
MarketAxess Holdings, Inc.	568,249	50,262

Electrical Equipment (0.5%)
Franklin Electric Co., Inc.	1,303,272	45,862
Thermon Group Holdings, Inc. *	642,731	14,597
	60,459
Electronic Equipment, Instruments & Components (5.7%)
Badger Meter, Inc.	620,001	40,003
Cognex Corp. *	1,173,408	59,222
FARO Technologies, Inc. *	615,500	26,854
FEI Co.	1,684,842	137,483
Littelfuse, Inc.	705,553	68,227
MTS Systems Corp.	502,987	34,223
Rogers Corp. *^	1,275,751	92,173
Zebra Technologies Corp. Class A *	2,000,224	219,305
	677,490
Energy Equipment & Services (2.4%)
CARBO Ceramics, Inc.	783,957	33,436
Dril-Quip, Inc. *	322,300	24,359
Natural Gas Services Group, Inc. *	608,700	14,700
Oceaneering International, Inc.	1,895,428	96,288
Pason Systems, Inc. ^[f]	4,366,357	78,121
ShawCor Ltd. [f]	1,400,500	42,896
	289,800
Food & Staples Retailing (0.2%)
North West Co., Inc. [f]	1,067,200	20,424

Food Products (2.4%)
B&G Foods, Inc.	1,710,100	52,911
Flowers Foods, Inc.	2,945,800	66,163
J & J Snack Foods Corp.	912,146	98,329
Lancaster Colony Corp.	759,156	67,747
	285,150
Health Care Equipment & Supplies (7.6%)
Abaxis, Inc. ^	1,359,400	72,198
Cantel Medical Corp.	285,400	13,288
Cyberonics, Inc. *	976,395	62,499
Haemonetics Corp. *^	3,353,500	138,567
Halyard Health, Inc. *	78,200	3,239
IDEXX Laboratories, Inc. *	1,053,662	142,876
Meridian Bioscience, Inc. ^	2,142,197	38,988
Neogen Corp. *	288,800	13,498
Sirona Dental Systems, Inc. *	1,720,026	169,801
Thoratec Corp. *	842,700	38,250
West Pharmaceutical Services, Inc. ^	4,013,458	217,289
	910,493
Health Care Providers & Services (3.1%)
AmSurg Corp. *	1,379,150	92,872
Chemed Corp.	807,700	100,308
Henry Schein, Inc. *	1,132,840	160,490
U.S. Physical Therapy, Inc.	335,700	16,738
	370,408
Hotels, Restaurants & Leisure (3.8%)
Brinker International, Inc.	2,233,400	123,239
Cheesecake Factory, Inc.	1,234,800	63,679
Cracker Barrel Old Country Store, Inc.	641,027	90,436
Papa John's International, Inc.	1,397,645	96,032
Texas Roadhouse, Inc.	2,218,400	77,688
	451,074
Household Products (2.5%)
Church & Dwight Co., Inc.	3,492,156	293,236

Industrial Conglomerates (0.4%)
Raven Industries, Inc. ^	2,631,352	50,680

Insurance (1.3%)
RLI Corp. ^	2,187,014	106,442
Safety Insurance Group, Inc. ^	810,349	45,217
	151,659
Internet Software & Services (0.5%)
j2 Global, Inc.	840,301	55,804

IT Services (0.9%)
Jack Henry & Associates, Inc.	1,580,703	102,872

Leisure Products (1.3%)
Polaris Industries, Inc.	1,061,020	151,779

Life Sciences Tools & Services (3.3%)
Bio-Techne Corp.	830,400	84,078
ICON PLC *^	3,466,800	224,891
PAREXEL International Corp. *	1,246,655	82,865
	391,834
Machinery (10.7%)
CIRCOR International, Inc.	470,400	25,082
CLARCOR, Inc. ^	2,724,588	167,862
Donaldson Co., Inc.	1,637,800	58,404
Graco, Inc.	644,917	46,815
Lincoln Electric Holdings, Inc.	461,782	31,036
Lindsay Corp. ^	747,250	60,184
Middleby Corp. *	1,219,218	132,529
Nordson Corp.	1,517,908	122,814
RBC Bearings, Inc. *	795,240	55,730
Tennant Co. ^	938,602	59,845
Toro Co.	1,605,488	109,799
Valmont Industries, Inc.	787,604	98,017
Wabtec Corp.	3,018,900	302,796
	1,270,913
Media (2.3%)
Gray Television, Inc. *	1,680,050	26,814
Media General, Inc. *	6,259,819	103,663
Nexstar Broadcasting Group, Inc. Class A ^	2,454,021	139,609
Rentrak Corp. *	49,200	3,341
	273,427
Metals & Mining (1.7%)
Alamos Gold, Inc.	4,660,600	30,387
Compass Minerals International, Inc. ^	1,956,373	168,561
	198,948
Multi-Utilities (0.3%)
NorthWestern Corp.	726,300	37,782

Oil, Gas & Consumable Fuels (1.0%)
Gulfport Energy Corp. *	1,714,100	73,981
Painted Pony Petroleum Ltd. *	2,301,550	15,190
Synergy Resources Corp. *	2,931,866	33,746
	122,917
Paper & Forest Products (0.8%)
Stella-Jones, Inc.	2,625,700	94,386

Pharmaceuticals (0.2%)
Phibro Animal Health Corp. Class A	857,800	29,706

Professional Services (0.8%)
Exponent, Inc. ^	1,136,635	96,750

Real Estate Management & Development (0.2%)
Altisource Asset Management Corp. *^	128,917	21,966

Road & Rail (0.1%)
Genesee & Wyoming, Inc. Class A *	210,600	17,341

Semiconductors & Semiconductor Equipment (1.1%)
Power Integrations, Inc. ^	2,518,500	127,839

Software (11.2%)
Aspen Technology, Inc. *	930,600	39,830
Computer Modelling Group Ltd. ^[f]	5,647,500	62,533
Constellation Software, Inc.	462,842	188,840
Descartes Systems Group, Inc. *	2,452,550	37,377
Enghouse Systems Ltd. [f]	1,249,300	54,750
FactSet Research Systems, Inc.	633,600	104,652
Fair Isaac Corp.	845,058	74,128
Manhattan Associates, Inc. *^	4,243,763	232,770
Monotype Imaging Holdings, Inc. ^	3,421,406	88,751
NetScout Systems, Inc. *^	2,537,384	101,698
NICE-Systems Ltd. ADR	370,300	23,218
Progress Software Corp. *	122,400	3,223
Qualys, Inc. *	304,100	12,383
Solera Holdings, Inc.	2,367,053	116,767
SS&C Technologies Holdings, Inc.	315,700	18,604
Tyler Technologies, Inc. *	1,464,432	177,899
	1,337,423
Specialty Retail (3.5%)
Asbury Automotive Group, Inc. *	357,400	30,422
Hibbett Sports, Inc. *^	1,607,669	74,837
Lithia Motors, Inc. Class A	307,600	32,744
Monro Muffler Brake, Inc.	470,500	27,764
Sally Beauty Holdings, Inc. *	3,365,593	105,040
Tractor Supply Co.	1,664,582	145,052
	415,859
Technology Hardware, Storage & Peripherals (0.8%)
Electronics For Imaging, Inc. *	2,127,700	91,980

Textiles, Apparel & Luxury Goods (0.2%)
Wolverine World Wide, Inc.	756,170	22,216

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	1,939,144	82,161
NOW, Inc. *	1,365,700	31,575
Watsco, Inc.	719,804	90,638
	204,374
Total Common Stocks (Cost $6,208,603)	11,743,124

Short-Term Investments (1.3%)
State Street Institutional Treasury Money Market Fund Premier Class	74,998,542	74,999
State Street Institutional Treasury Plus Fund Premier Class *	80,119,490	80,119

Total Short-Term Investments (Cost $155,118)	155,118

Total Investments## (99.8%) (Cost $6,363,721)	11,898,242
Cash, receivables and other assets, less liabilities (0.2%)	24,340

Total Net Assets (100.0%)	$11,922,582

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.7%)

Australia (1.0%)
Insurance Australia Group Ltd.	9,070	39

Brazil (0.6%)
SLC Agricola SA	4,700	23

Canada (3.1%)
Alimentation Couche-Tard, Inc. Class B	1,645	64
ShawCor Ltd.	1,095	33
Suncor Energy, Inc.	955	28
		125
China (2.0%)
Alibaba Group Holding Ltd. ADR *	230	20
Haier Electronics Group Co. Ltd.	19,800	60
		80
France (4.5%)
BNP Paribas SA	620	37
Rexel SA	2,215	41
Sanofi	515	50
Sodexo SA	520	54
		182
Germany (4.6%)
Continental AG	240	55
Henkel AG & Co. KGaA, Preference Shares	460	55
Linde AG	212	41
Volkswagen AG, Preference Shares	155	38
		189
Israel (3.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	24,750	41
Check Point Software Technologies Ltd. *	895	76
Teva Pharmaceutical Industries Ltd. ADR	325	20
		137
Japan (6.8%)
FANUC Corp.	200	44
Nihon Kohden Corp.	1,700	41
SOFTBANK Corp.	600	36
SUGI HOLDINGS Co. Ltd.	900	44
Sundrug Co. Ltd.	850	45
TOYOTA MOTOR Corp.	950	65
		275
Korea (1.2%)
Samsung Electronics Co. Ltd.	43	50
Netherlands (3.0%)
ASML Holding NV	675	75
Sensata Technologies Holding NV *	870	48
		123
Norway (0.8%)
DNB ASA	1,810	32

Sweden (0.8%)
Telefonaktiebolaget LM Ericsson, B Shares	3,005	34

Switzerland (7.2%)
Cie Financiere Richemont SA	445	38
Givaudan SA *	33	61
Julius Baer Group Ltd. *	1,195	65
Roche Holding AG	196	58
SGS SA	21	40
Sonova Holding AG	210	32
		294
United Kingdom (14.0%)
Aon PLC	530	54
Barclays PLC	12,970	53
Howden Joinery Group PLC	6,725	53
Lloyds Banking Group PLC	25,295	34
Pentair PLC	500	32
Prudential PLC	2,410	60
SABMiller PLC	860	46
Spectris PLC	930	33
St. James's Place PLC	3,790	53
TalkTalk Telecom Group PLC	11,780	72
Travis Perkins PLC	1,735	59
Virgin Money Holdings UK PLC *	3,350	22
		571
United States (44.7%)
Amazon.com, Inc. *	120	51
American Tower Corp.	400	37
Apple, Inc.	878	114
BlackRock, Inc.	158	58
BorgWarner, Inc.	620	37
Cabot Oil & Gas Corp.	570	19
Cardinal Health, Inc.	865	76
CVS Health Corp.	660	68
eBay, Inc. *	700	43
EOG Resources, Inc.	479	42
Estee Lauder Cos., Inc. Class A	490	43
First Republic Bank	1,095	66
Google, Inc. Class A *	45	24
Google, Inc. Class C *	45	24
Graco, Inc.	670	49
Henry Schein, Inc. *	425	60
Intercontinental Exchange, Inc.	235	56
JPMorgan Chase & Co.	1,000	66
Medtronic PLC	507	39
Motorola Solutions, Inc.	755	45
Nielsen NV	1,325	60
Nordstrom, Inc.	510	37
Pall Corp.	665	83
Pioneer Natural Resources Co.	250	37
Range Resources Corp.	545	30
RPM International, Inc.	1,315	66
Samsonite International SA	5,700	21
SanDisk Corp.	1,145	78
Schlumberger Ltd.	460	42
Sealed Air Corp.	1,660	81
Sirona Dental Systems, Inc. *	590	58
Teradata Corp. *	800	31
Visa, Inc. Class A	725	50
Wabtec Corp.	720	72
Waste Connections, Inc.	1,085	53
		1,816
Total Common Stocks (Cost $3,501)		3,970

Short-Term Investments (2.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $109)	108,594	109

Total Investments## (100.4%) (Cost $3,610)		4,079
Liabilities, less cash, receivables and other assets [(0.4%)]		(16)

Total Net Assets (100.0%)		$4,063

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$310	7.6%
Machinery	280	6.9%
Technology Hardware, Storage & Peripherals	242	6.0%
Food & Staples Retailing	221	5.4%
Insurance	206	5.1%
Health Care Equipment & Supplies	170	4.2%
Chemicals	168	4.1%
Oil, Gas & Consumable Fuels	156	3.8%
Health Care Providers & Services	136	3.3%
Pharmaceuticals	128	3.2%
Capital Markets	123	3.0%
Diversified Telecommunication Services	113	2.8%
Internet Software & Services	111	2.7%
Automobiles	103	2.5%
Professional Services	100	2.5%
Trading Companies & Distributors	100	2.5%
Auto Components	92	2.3%
Containers & Packaging	81	2.0%
IT Services	81	2.0%
Communications Equipment	79	1.9%
Software	76	1.9%
Energy Equipment & Services	75	1.8%
Semiconductors & Semiconductor Equipment	75	1.8%
Household Durables	60	1.5%
Textiles, Apparel & Luxury Goods	59	1.5%
Diversified Financial Services	56	1.4%
Household Products	55	1.3%
Hotels, Restaurants & Leisure	54	1.3%
Commercial Services & Supplies	53	1.3%
Specialty Retail	53	1.3%
Internet & Catalog Retail	51	1.3%
Electrical Equipment	48	1.2%
Beverages	46	1.1%
Personal Products	43	1.1%
Real Estate Investment Trusts	37	0.9%
Multiline Retail	37	0.9%
Wireless Telecommunication Services	36	0.9%
Electronic Equipment, Instruments & Components	33	0.8%
Food Products	23	0.6%
Short-Term Investments and Other Assets-Net	93	2.3%
	$4,063	100.0%

Schedule of Investments Global Real Estate Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.9%)

Australia (6.4%)
Goodman Group	7,517	37
Investa Office Fund	7,987	24
Mirvac Group	18,313	28
Scentre Group	16,450	50
Westfield Corp.	6,411	47
		186
Canada (3.5%)
Allied Properties Real Estate Investment Trust	1,035	30
Brookfield Asset Management, Inc. Class A	1,120	39
RioCan Real Estate Investment Trust	1,422	32
		101
France (4.1%)
ICADE	516	40
Unibail-Rodamco SE	303	78
		118
Germany (2.4%)
Deutsche Annington Immobilien SE	846	27
Deutsche Wohnen AG	1,780	43
		70
Hong Kong (7.4%)
Henderson Land Development Co. Ltd.	6,000	48
Hongkong Land Holdings Ltd.	3,026	26
Link REIT	6,992	41
Sun Hung Kai Properties Ltd.	6,000	101
		216
Japan (12.2%)
Industrial & Infrastructure Fund Investment Corp.	7	33
Kenedix Retail REIT Corp. *	13	31
Mitsubishi Estate Co. Ltd.	3,612	81
Mitsui Fudosan Co. Ltd.	3,459	101
Mori Hills REIT Investment Corp.	22	29
Nippon Building Fund, Inc.	8	37
Sumitomo Realty & Development Co. Ltd.	1,147	44
		356
Singapore (2.9%)
CapitaLand Ltd.	13,033	34
City Developments Ltd.	2,431	19
Mapletree Commercial Trust	27,306	31
		84
Sweden (1.4%)
Hufvudstaden AB, A Shares	3,096	40

United Kingdom (8.7%)
Capital & Counties Properties PLC	9,343	60
Great Portland Estates PLC	4,412	56
Land Securities Group PLC	3,293	66
Segro PLC	5,210	34
Shaftesbury PLC	2,810	38
		254
United States (49.9%)
Alexandria Real Estate Equities, Inc.	392	36
American Homes 4 Rent Class A	1,656	28
American Tower Corp.	491	46
AvalonBay Communities, Inc.	481	80
Boston Properties, Inc.	783	102
CBL & Associates Properties, Inc.	1,086	19
DCT Industrial Trust, Inc.	787	26
Douglas Emmett, Inc.	1,055	31
Equity Residential	1,265	94
Essex Property Trust, Inc.	172	38
Federal Realty Investment Trust	313	42
Forest City Enterprises, Inc. Class A *	891	21
General Growth Properties, Inc.	1,806	51
Health Care REIT, Inc.	947	67
Host Hotels & Resorts, Inc.	2,377	47
Kimco Realty Corp.	1,664	40
LaSalle Hotel Properties	833	30
National Retail Properties, Inc.	1,290	48
OMEGA Healthcare Investors, Inc.	968	35
Prologis, Inc.	1,761	70
Public Storage	479	93
Regency Centers Corp.	464	29
Simon Property Group, Inc.	878	159
SL Green Realty Corp.	413	49
Starwood Hotels & Resorts Worldwide, Inc.	352	29
Ventas, Inc.	1,007	67
Vornado Realty Trust	484	48
Weyerhaeuser Co.	941	31
		1,456
Total Common Stocks (Cost $2,906)		2,881

Rights (0.0%)

Germany (0.0%)
Deutsche Wohnen AG * (Cost $0)	1,780	0

Short-Term Investments (1.8%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $52)	52,443	52

Total Investments## (100.7%) (Cost $2,958)		2,933
Liabilities, less cash, receivables and other assets [(0.7%)]		(21)

Total Net Assets (100.0%)		$2,912

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL REAL ESTATE FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Industrial & Office REITs	$711	24.4%
Retail REITs	705	24.2%
Real Estate Holding & Development	684	23.5%
Specialty REITs	293	10.1%
Residential REITs	268	9.2%
Diversified REITs	114	3.9%
Hotel & Lodging REITs	106	3.6%
Short-Term Investments and Other Assets-Net	31	1.1%
	$2,912	100.0%

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.4%)

Canada (1.4%)
Franco-Nevada Corp.	16,400	843

China (2.3%)
Bitauto Holdings Ltd. ADR *	9,800	593
Brilliance China Automotive Holdings Ltd.	324,000	505
Sunny Optical Technology Group Co. Ltd.	142,000	311
		1,409
France (4.6%)
Accor SA	23,000	1,260
Kering	1,700	299
Lagardere SCA	40,600	1,230
		2,789
Germany (2.5%)
Bayer AG	10,500	1,489

Hong Kong (1.6%)
Belle International Holdings Ltd.	738,000	941

India (0.8%)
ICICI Bank Ltd. ADR	48,600	513

Indonesia (1.0%)
Kalbe Farma Tbk PT	4,395,000	611

Israel (4.0%)
Check Point Software Technologies Ltd. *	29,000	2,457

Japan (2.9%)
Isetan Mitsukoshi Holdings Ltd.	33,900	568
Japan Hotel REIT Investment Corp.	1,000	682
LAWSON, Inc.	7,500	523
		1,773
Korea (1.8%)
Samsung Electronics Co. Ltd. GDR	1,800	1,066

Mexico (0.7%)
Grupo Aeroportuario del Sureste SAB de CV Class B	27,600	398

Netherlands (4.6%)
Akzo Nobel NV	15,400	1,173
Koninklijke Philips NV	60,300	1,643
		2,816
Norway (1.7%)
Golar LNG Ltd.	21,600	1,026

Philippines (0.6%)
Universal Robina Corp.	91,000	389

Spain (3.4%)
Mediaset Espana Comunicacion SA	165,900	2,087

Sweden (1.6%)
Atlas Copco AB, A Redemption Shares *	30,500	21
Atlas Copco AB, A Shares	30,500	922
		943
Switzerland (1.5%)
Roche Holding AG ADR	24,100	927

United Kingdom (7.1%)
Aberdeen Asset Management PLC	206,000	1,406
Aon PLC	15,200	1,539
GlaxoSmithKline PLC	62,700	1,393
		4,338
United States (53.3%)
Avis Budget Group, Inc. *	5,700	291
Best Buy Co., Inc.	24,500	850
BlackRock, Inc.	3,450	1,262
Blackstone Group LP	30,700	1,345
Carlyle Group LP	32,600	1,005
CME Group, Inc.	10,500	989
Continental Resources, Inc. *	8,100	369
Deere & Co.	14,000	1,311
Diamondback Energy, Inc. *	5,100	397
Eli Lilly & Co.	21,200	1,673
Etsy, Inc. *	100	2
Express Scripts Holding Co. *	17,500	1,525
Google, Inc. Class C *	3,394	1,806
Halliburton Co.	32,200	1,462
Hertz Global Holdings, Inc. *	15,100	300
Honeywell International, Inc.	15,100	1,573
Iconix Brand Group, Inc. *	11,600	299
Invesco Ltd.	35,500	1,414
Las Vegas Sands Corp.	18,300	930
Lennar Corp. Class A	21,000	979
Memorial Resource Development Corp. *	24,200	458
MetLife, Inc.	25,100	1,312
Navistar International Corp. *	21,850	579
NVIDIA Corp.	76,100	1,684
Range Resources Corp.	14,300	792
RSP Permian, Inc. *	13,700	390
Samsonite International SA	448,200	1,629
SanDisk Corp.	27,100	1,853
Southern Copper Corp.	32,300	970
Targa Resources Corp.	5,500	506
Textron, Inc.	29,500	1,334
Valmont Industries, Inc.	9,000	1,120
		32,409
Total Common Stocks (Cost $51,803)		59,224

Exchange Traded Funds (2.1%)

United States (2.1%)
WisdomTree India Earnings Fund (Cost $1,318)	59,400	1,314

Short-Term Investments (0.1%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $35)	35,491	35

Total Investments## (99.6%) (Cost $53,156)		60,573
Cash, receivables and other assets, less liabilities (0.4%)		244

Total Net Assets (100.0%)		$60,817

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$6,432	10.6%
Pharmaceuticals	6,093	10.0%
Machinery	3,953	6.5%
Oil, Gas & Consumable Fuels	3,938	6.5%
Media	3,317	5.5%
Textiles, Apparel & Luxury Goods	3,168	5.2%
Technology Hardware, Storage & Peripherals	2,919	4.8%
Aerospace & Defense	2,907	4.8%
Insurance	2,851	4.7%
Software	2,457	4.0%
Internet Software & Services	2,399	3.9%
Hotels, Restaurants & Leisure	2,190	3.6%
Metals & Mining	1,813	3.0%
Semiconductors & Semiconductor Equipment	1,684	2.8%
Industrial Conglomerates	1,643	2.7%
Health Care Providers & Services	1,525	2.5%
Energy Equipment & Services	1,462	2.4%
Exchange Traded Funds	1,314	2.2%
Chemicals	1,173	1.9%
Diversified Financial Services	989	1.6%
Household Durables	979	1.6%
Specialty Retail	850	1.4%
Real Estate Investment Trusts	682	1.1%
Road & Rail	591	1.0%
Multiline Retail	568	0.9%
Food & Staples Retailing	523	0.9%
Banks	513	0.8%
Automobiles	505	0.8%
Transportation Infrastructure	398	0.7%
Food Products	389	0.6%
Electronic Equipment, Instruments & Components	311	0.5%
Internet & Catalog Retail	2	0.0%
Short-Term Investments and Other Assets-Net	279	0.5%
	$60,817	100.0%

Schedule of Investments Greater China Equity Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (70.4%)

Automobiles (5.3%)
Brilliance China Automotive Holdings Ltd.	2,422,000	3,777
Great Wall Motor Co. Ltd., H Shares	944,000	6,041
		9,818
Banks (7.1%)
China Construction Bank Corp., H Shares	5,286,000	5,264
Industrial & Commercial Bank of China Ltd., H Shares	9,212,000	7,977
		13,241
Capital Markets (0.1%)
Huatai Securities Co. Ltd., H Shares *bf	48,800	156

Commercial Services & Supplies (4.2%)
China Everbright International Ltd.	3,534,000	6,725
Dongjiang Environmental Co. Ltd., H Shares	195,800	1,185
		7,910
Food Products (1.0%)
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	558,726	1,818

Independent Power and Renewable Electricity Producers (6.9%)
China Power International Development Ltd. *	9,013,000	6,368
Huadian Fuxin Energy Corp. Ltd., H Shares	3,166,000	1,657
Huadian Power International Corp. Ltd., H Shares	3,576,000	4,129
Huaneng Renewables Corp. Ltd., H Shares	1,648,000	759
		12,913
Insurance (16.5%)
China Life Insurance Co. Ltd., H Shares	1,084,000	5,197
China Taiping Insurance Holdings Co. Ltd. *	1,316,000	5,337
New China Life Insurance Co. Ltd., H Shares *	691,300	4,407
PICC Property & Casualty Co. Ltd., H Shares	2,216,000	5,057
Ping An Insurance Group Co. of China Ltd., H Shares	731,500	10,719
		30,717
Internet Software & Services (11.2%)
Autohome, Inc. ADR *	7,977	364
Baidu, Inc. ADR *	23,776	4,693
NetEase, Inc. ADR	36,335	5,138
Qihoo 360 Technology Co. Ltd. ADR *	77,310	4,024
Tencent Holdings Ltd.	329,100	6,580
		20,799
Machinery (0.0%)
Zhengzhou Yutong Bus Co. Ltd. Class A	18,000	66

Oil, Gas & Consumable Fuels (1.3%)
CNOOC Ltd.	1,542,000	2,400

Pharmaceuticals (6.3%)
China Medical System Holdings Ltd.	2,884,000	4,784
CSPC Pharmaceutical Group Ltd.	4,972,000	5,124
Tasly Pharmaceutical Group Co. Ltd. Class A	199,821	1,778
		11,686
Real Estate Management & Development (3.9%)
Poly Real Estate Group Co. Ltd. Class A *	322,943	628
Sunac China Holdings Ltd. Ñ	5,664,000	6,660
		7,288
Transportation Infrastructure (1.6%)
Shenzhen International Holdings Ltd.	1,692,500	3,013

Water Utilities (3.2%)
Beijing Enterprises Water Group Ltd. *	2,786,000	2,372
Kangda International Environmental Co. Ltd. *ñ	6,301,000	3,549
		5,921
Wireless Telecommunication Services (1.8%)
China Mobile Ltd.	248,500	3,279

Total Common Stocks (Cost $112,061)		131,025

Participatory Notes (23.1%)

Automobiles (1.7%)
Chongqing Changan Automobile Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 *ñ	478,593	1,665
Chongqing Changan Automobile Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 2/10/2025 *	309,044	1,075
Chongqing Changan Automobile Co. Ltd., Class A (issuer UBS AG), Expiration Date 2/17/2016 *	134,036	466
		3,206
Electrical Equipment (2.3%)
XJ Electric Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 2/12/2016	117,500	582
XJ Electric Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 7/3/2024	218,632	1,084
XJ Electric Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/30/2015	203,426	1,008
XJ Electric Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 7/4/2019	43,795	217
XJ Electric Co. Ltd., Class A (issuer UBS AG), Expiration Date 4/24/2018	287,877	1,427
		4,318
Food Products (3.5%)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	133,200	433
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Macquarie Bank, Ltd.), Expiration Date 2/17/2017	1,423,014	4,628
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 12/2/2015	431,000	1,402
		6,463
Health Care Providers & Services (3.8%)
Huadong Medicine Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 3/30/2016 ñ	12,230	150
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/2023	160,807	1,972
Huadong Medicine Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/12/2018	74,490	914
Huadong Medicine Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	220,718	2,707
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 12/17/2015	103,092	1,265
		7,008
Household Durables (3.3%)
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/6/2016 ñ	490,800	2,931
Midea Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	62,200	371
Midea Group Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 3/13/2016	248,792	1,486
Midea Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 4/10/2016	224,492	1,341
		6,129
Machinery (2.9%)
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/13/2017 ñ	1,011,055	3,719
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 1/13/2025	219,150	806
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/21/2016	141,006	518
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 12/30/2015	83,400	307
		5,350
Multiline Retail (1.4%)
Wuhan Department Store Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 3/13/2017	330,200	1,274
Wuhan Department Store Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 3/11/2016	335,033	1,292
		2,566
Pharmaceuticals (0.8%)
Tasly Pharmaceutical Group Co. Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	75,046	668
Tasly Pharmaceutical Group Co. Class A (issuer Goldman Sachs Int'l), Expiration Date 10/8/2015	54,470	485
Tasly Pharmaceutical Group Co. Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/28/2015	37,470	334
Tasly Pharmaceutical Group Co. Class A (issuer BNP Paribas Arbitrage), Expiration Date 11/17/2015 ñ	57	1
		1,488
Real Estate Management & Development (3.4%)
China Vanke Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 *ñ	141,807	326
China Vanke Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 6/27/2018 *	66,963	155
China Vanke Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/7/2019 *	41,500	96
China Vanke Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 6/30/2015 *	338,947	785
China Vanke Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/25/2015 *	22,500	52
Poly Real Estate Group Co. Ltd., Class A (Issuer Goldman Sachs Int'l), Expiration Date 2/26/2016 *	95,333	186
Poly Real Estate Group Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/25/2023 *	1,039,395	2,026
Poly Real Estate Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 8/4/2015 *	169,800	331
Poly Real Estate Group Co. Ltd., Class A (issuer Macquarie Bank, Ltd.), Expiration Date 4/7/2017 *	1,158,065	2,258
Poly Real Estate Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 8/7/2015 *	112,700	220
		6,435
Total Participatory Notes (Cost $33,445)		42,963

Short-Term Investments (8.1%)
State Street Institutional Government Money Market Fund Premier Class (Cost $14,978)	14,977,527	14,978

Total Investments## (101.6%) (Cost $160,484)		188,966
Liabilities, less cash, receivables and other assets [(1.6%)]		(2,965)

Total Net Assets (100.0%)		$186,001

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) 5/31/15

	Number of Shares	Value ($000's)	† z
Common Stocks (98.4%)

Auto Components (2.5%)
BorgWarner, Inc.	609,151	36,640

Banks (3.5%)
U.S. Bancorp	1,185,874	51,123

Beverages (3.5%)
Anheuser-Busch InBev NV ADR	423,634	51,073

Chemicals (2.0%)
FMC Corp.	520,719	29,770

Consumer Finance (5.0%)
American Express Co.	920,595	73,390

Diversified Financial Services (8.2%)
Berkshire Hathaway, Inc. Class B *	537,308	76,835
Intercontinental Exchange, Inc.	186,162	44,080
		120,915
Diversified Telecommunication Services (1.5%)
Level 3 Communications, Inc. *	385,259	21,374

Energy Equipment & Services (3.9%)
Schlumberger Ltd.	633,655	57,517

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	103,403	14,744

Food Products (1.4%)
Keurig Green Mountain, Inc.	237,232	20,459

Health Care Equipment & Supplies (4.6%)
Abbott Laboratories	759,877	36,930
Becton, Dickinson & Co.	215,298	30,252
		67,182
Health Care Providers & Services (1.2%)
Premier, Inc. Class A *	474,481	18,182

Household Durables (5.0%)
Newell Rubbermaid, Inc.	1,858,370	73,461

Industrial Conglomerates (6.9%)
3M Co.	228,005	36,271
Danaher Corp.	755,217	65,190
		101,461
Industrial Gases (1.9%)
Praxair, Inc.	233,077	28,636

Insurance (4.3%)
Progressive Corp.	2,323,521	63,525

Internet Software & Services (3.8%)
eBay, Inc. *	921,672	56,554

IT Services (4.7%)
Alliance Data Systems Corp. *	156,004	46,494
MasterCard, Inc. Class A	254,600	23,489
		69,983
Leisure Products (2.8%)
Polaris Industries, Inc.	292,905	41,900

Machinery (3.1%)
Lincoln Electric Holdings, Inc.	679,591	45,675

Multi-Utilities (3.6%)
Wisconsin Energy Corp.	1,104,467	53,324

Oil, Gas & Consumable Fuels (2.2%)
Noble Energy, Inc.	757,300	33,155

Pharmaceuticals (2.6%)
Roche Holding AG	131,290	38,583

Semiconductors & Semiconductor Equipment (5.1%)
Texas Instruments, Inc.	1,332,172	74,495

Software (5.2%)
Adobe Systems, Inc. *	304,065	24,048
Intuit, Inc.	505,673	52,666
		76,714
Specialty Retail (2.8%)
TJX Cos., Inc.	643,611	41,436

Trading Companies & Distributors (6.1%)
NOW, Inc. *	1,621,246	37,483
W.W. Grainger, Inc.	216,054	51,925
		89,408
Total Common Stocks (Cost $1,075,748)		1,450,679

Short-Term Investments (1.5%)

State Street Institutional Treasury Money Market Fund Premier Class (Cost $22,461)	22,461,287	22,461

Total Investments## (99.9%) (Cost $1,098,209)		1,473,140

Cash, receivables and other assets, less liabilities (0.1%)		1,503

Total Net Assets (100.0%)		$1,474,643

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.1%)

Australia (2.7%)
Brambles Ltd.	1,354,070	11,792
Insurance Australia Group Ltd.	2,798,960	12,077
Spotless Group Holdings Ltd.	5,507,103	9,442
		33,311
Austria (1.2%)
Andritz AG	239,235	14,790

Belgium (1.0%)
Colruyt SA	277,865	12,499

Brazil (0.6%)
SLC Agricola SA	1,493,300	7,405

Canada (6.0%)
Alimentation Couche-Tard, Inc. Class B	424,900	16,557
ATS Automation Tooling Systems, Inc. *	892,800	11,286
Cenovus Energy, Inc.	52,681	869
Corus Entertainment, Inc., B Shares	663,501	9,412
Home Capital Group, Inc.	244,000	8,254
MacDonald, Dettwiler & Associates Ltd.	187,333	14,746
ShawCor Ltd.	267,700	8,199
Suncor Energy, Inc.	211,400	6,179
		75,502
China (0.5%)
Alibaba Group Holding Ltd. ADR *	71,200	6,360

Denmark (1.1%)
Sydbank A/S	359,186	13,923

France (8.2%)
Arkema SA	132,912	9,873
BNP Paribas SA	157,905	9,526
Elis SA *	393,075	7,887
Pernod-Ricard SA	98,945	12,231
Publicis Groupe SA	153,130	12,245
Rexel SA	735,047	13,482
Sanofi	161,295	15,793
Sodexo SA	205,075	21,152
		102,189
Germany (10.6%)
Bayer AG	107,080	15,189
Brenntag AG	292,770	17,682
Continental AG	63,025	14,554
Deutsche Boerse AG	163,329	13,082
Gerresheimer AG	144,488	8,242
Henkel AG & Co. KGaA, Preference Shares	130,800	15,652
Linde AG	85,391	16,398
SAP SE ADR	224,300	16,576
Volkswagen AG, Preference Shares	63,706	15,463
		132,838
Hong Kong (0.2%)
HKBN Ltd. *	1,891,700	2,398

Ireland (1.4%)
DCC PLC	219,988	17,484

Israel (3.9%)
Bezeq Israeli Telecommunication Corp. Ltd.	8,259,979	13,819
Check Point Software Technologies Ltd. *	336,100	28,475
Teva Pharmaceutical Industries Ltd. ADR	101,700	6,112
		48,406
Italy (1.0%)
Azimut Holding SpA	421,540	11,963

Japan (15.2%)
FANUC Corp.	74,500	16,403
KANSAI PAINT Co. Ltd.	975,600	16,791
KEYENCE Corp.	40,650	21,808
MIRACA HOLDINGS, Inc.	162,700	7,835
Nihon Kohden Corp.	623,500	15,056
PIGEON Corp.	650,600	17,026
SANTEN PHARMACEUTICAL Co. Ltd.	813,300	11,264
SMC Corp.	54,200	16,344
SOFTBANK Corp.	196,500	11,697
SUGI HOLDINGS Co. Ltd.	244,000	11,829
Sundrug Co. Ltd.	393,100	20,769
TOYOTA MOTOR Corp.	332,100	22,908
		189,730
Korea (1.3%)
Samsung Electronics Co. Ltd.	13,951	16,412

Netherlands (4.7%)
Akzo Nobel NV	185,829	14,154
ASML Holding NV	179,596	20,070
Euronext NV ñ	369,353	15,862
Koninklijke Ahold NV	460,304	9,360
		59,446
Norway (1.0%)
DNB ASA	685,169	12,035

Singapore (1.8%)
Jardine Matheson Holdings Ltd.	187,630	11,521
United Overseas Bank Ltd.	650,600	11,152
		22,673
Sweden (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares	1,233,440	13,844

Switzerland (11.7%)
Bucher Industries AG	49,340	13,025
Cie Financiere Richemont SA	136,900	11,828
Givaudan SA *	10,570	19,366
Julius Baer Group Ltd. *	317,850	17,349
Partners Group Holding AG	43,375	13,603
Roche Holding AG	60,454	17,766
SGS SA	7,050	13,547
Sonova Holding AG	65,740	9,912
Tecan Group AG	132,833	17,808
UBS Group AG *	597,200	12,848
		147,052
United Kingdom (21.0%)
Amlin PLC	2,086,002	15,546
Aon PLC	165,400	16,742
Barclays PLC	3,903,630	16,109
Bunzl PLC	693,301	20,091
Clinigen Group PLC	490,900	4,851
Diploma PLC	1,055,200	13,039
Lloyds Banking Group PLC	13,303,525	17,846
Mitie Group PLC	3,373,929	16,001
Pentair PLC	135,500	8,676
Prudential PLC	739,385	18,386
Reed Elsevier PLC	934,511	15,497
RPS Group PLC	2,951,988	10,603
SABMiller PLC	186,370	9,953
Spectris PLC	271,085	9,687
St. James's Place PLC	993,799	13,845
Synergy Health PLC	573,624	15,983
TalkTalk Telecom Group PLC	3,687,440	22,543
Travis Perkins PLC	520,350	17,632
		263,030
United States (1.9%)
Nielsen NV	401,902	18,082
Samsonite International SA	1,693,700	6,156
		24,238
Total Common Stocks (Cost $1,039,741)		1,227,528

Short-Term Investments (1.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $21,550)	21,549,648	21,550

Total Investments## (99.8%) (Cost $1,061,291)		1,249,078
Cash, receivables and other assets, less liabilities (0.2%)		1,985

Total Net Assets (100.0%)		$1,251,063

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Trading Companies & Distributors	$81,926	6.5%
Banks	80,591	6.4%
Machinery	80,524	6.4%
Insurance	76,596	6.1%
Chemicals	76,582	6.1%
Food & Staples Retailing	71,014	5.7%
Pharmaceuticals	66,124	5.3%
Capital Markets	55,763	4.5%
Commercial Services & Supplies	55,725	4.5%
Software	45,051	3.6%
Diversified Telecommunication Services	38,760	3.1%
Automobiles	38,371	3.1%
Media	37,154	3.0%
Household Products	32,678	2.6%
Professional Services	31,629	2.5%
Electronic Equipment, Instruments & Components	31,495	2.5%
Life Sciences Tools & Services	30,901	2.5%
Industrial Conglomerates	29,005	2.3%
Diversified Financial Services	28,944	2.3%
Health Care Equipment & Supplies	24,968	2.0%
Health Care Providers & Services	23,818	1.9%
Beverages	22,184	1.8%
Hotels, Restaurants & Leisure	21,152	1.7%
Semiconductors & Semiconductor Equipment	20,070	1.6%
Textiles, Apparel & Luxury Goods	17,984	1.4%
Technology Hardware, Storage & Peripherals	16,412	1.3%
Aerospace & Defense	14,746	1.2%
Auto Components	14,554	1.2%
Communications Equipment	13,844	1.1%
Wireless Telecommunication Services	11,697	0.9%
Thrifts & Mortgage Finance	8,254	0.7%
Energy Equipment & Services	8,199	0.6%
Food Products	7,405	0.6%
Oil, Gas & Consumable Fuels	7,048	0.6%
Internet Software & Services	6,360	0.5%
Short-Term Investments and Other Assets-Net	23,535	1.9%
	$1,251,063	100.0%

Schedule of Investments International Select Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.0%)

Australia (2.0%)
Brambles Ltd.	302,055	2,631
Insurance Australia Group Ltd.	578,565	2,496
		5,127
Austria (1.2%)
Andritz AG	49,710	3,073

Belgium (1.0%)
Colruyt SA	58,280	2,621

Canada (3.8%)
Alimentation Couche-Tard, Inc. Class B	109,100	4,251
Cenovus Energy, Inc.	11,000	182
Home Capital Group, Inc.	68,500	2,317
ShawCor Ltd.	56,100	1,718
Suncor Energy, Inc.	44,000	1,286
		9,754
China (0.5%)
Alibaba Group Holding Ltd. ADR *	14,600	1,304

Denmark (1.1%)
Jyske Bank A/S *	56,080	2,704

France (9.8%)
Arkema SA	30,180	2,242
BNP Paribas SA	40,925	2,469
Pernod-Ricard SA	20,860	2,579
Publicis Groupe SA	39,203	3,135
Rexel SA	176,123	3,230
Sanofi	41,835	4,096
Schneider Electric SE	43,379	3,277
Sodexo SA	42,465	4,380
		25,408
Germany (10.3%)
Bayer AG	22,505	3,192
Brenntag AG	61,045	3,687
Continental AG	15,650	3,614
Deutsche Boerse AG	30,557	2,448
Henkel AG & Co. KGaA, Preference Shares	32,360	3,872
Linde AG	17,395	3,341
SAP SE ADR	46,485	3,435
Volkswagen AG, Preference Shares	13,169	3,196
		26,785
Ireland (1.1%)
DCC PLC	34,270	2,724

Israel (4.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,128,940	3,562
Check Point Software Technologies Ltd. *	78,900	6,684
Teva Pharmaceutical Industries Ltd. ADR	20,400	1,226
		11,472
Italy (0.9%)
Azimut Holding SpA	85,740	2,433

Japan (15.7%)
FANUC Corp.	17,300	3,809
KANSAI PAINT Co. Ltd.	313,800	5,401
KEYENCE Corp.	7,900	4,238
MIRACA HOLDINGS, Inc.	56,100	2,702
Nihon Kohden Corp.	95,300	2,301
SANTEN PHARMACEUTICAL Co. Ltd.	222,800	3,086
SMC Corp.	19,600	5,910
SOFTBANK Corp.	49,200	2,929
SUGI HOLDINGS Co. Ltd.	44,000	2,133
Sundrug Co. Ltd.	50,500	2,668
TOYOTA MOTOR Corp.	78,900	5,442
		40,619
Korea (1.7%)
Samsung Electronics Co. Ltd.	3,666	4,313

Netherlands (4.4%)
Akzo Nobel NV	50,161	3,821
ASML Holding NV	45,050	5,034
Koninklijke Ahold NV	127,190	2,586
		11,441
Norway (0.7%)
DNB ASA	105,243	1,849

Singapore (1.6%)
Jardine Matheson Holdings Ltd.	41,791	2,566
United Overseas Bank Ltd.	98,300	1,685
		4,251
Sweden (2.3%)
Nordea Bank AB	197,475	2,569
Telefonaktiebolaget LM Ericsson, B Shares	307,395	3,450
		6,019
Switzerland (13.6%)
Cie Financiere Richemont SA	28,225	2,439
Givaudan SA *	2,916	5,343
Julius Baer Group Ltd. *	52,740	2,879
Novartis AG	51,991	5,338
Partners Group Holding AG	9,320	2,923
Roche Holding AG	21,571	6,339
SGS SA	2,192	4,212
Sonova Holding AG	13,375	2,016
UBS Group AG *	177,180	3,812
		35,301
United Kingdom (18.9%)
Amlin PLC	530,224	3,951
Aon PLC	43,300	4,383
Barclays PLC	809,865	3,342
Bunzl PLC	172,874	5,010
Howden Joinery Group PLC	445,355	3,478
Lloyds Banking Group PLC	2,754,930	3,696
Pentair PLC	28,600	1,831
Prudential PLC	153,650	3,821
Reed Elsevier PLC	229,709	3,809
SABMiller PLC	44,825	2,394
Spectris PLC	57,020	2,038
St. James's Place PLC	206,455	2,876
TalkTalk Telecom Group PLC	762,750	4,663
Travis Perkins PLC	106,910	3,623
		48,915
United States (2.0%)
Nielsen NV	82,900	3,730
Samsonite International SA	374,300	1,360
		5,090
Total Common Stocks (Cost $206,344)		251,203

Short-Term Investments (2.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $7,004)	7,003,705	7,004

Total Investments## (99.7%) (Cost $213,348)		258,207
Cash, receivables and other assets, less liabilities (0.3%)		785

Total Net Assets (100.0%)		$258,992

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Pharmaceuticals	$23,277	9.0%
Chemicals	20,148	7.8%
Banks	18,314	7.1%
Insurance	17,527	6.8%
Trading Companies & Distributors	15,550	6.0%
Machinery	14,623	5.6%
Food & Staples Retailing	14,259	5.5%
Capital Markets	12,047	4.7%
Software	10,119	3.9%
Automobiles	8,638	3.3%
Diversified Telecommunication Services	8,225	3.2%
Professional Services	7,942	3.1%
Media	6,944	2.7%
Electronic Equipment, Instruments & Components	6,276	2.4%
Industrial Conglomerates	5,290	2.0%
Semiconductors & Semiconductor Equipment	5,034	1.9%
Beverages	4,973	1.9%
Hotels, Restaurants & Leisure	4,380	1.7%
Health Care Equipment & Supplies	4,317	1.7%
Technology Hardware, Storage & Peripherals	4,313	1.7%
Household Products	3,872	1.5%
Textiles, Apparel & Luxury Goods	3,799	1.5%
Auto Components	3,614	1.4%
Specialty Retail	3,478	1.3%
Communications Equipment	3,450	1.3%
Electrical Equipment	3,277	1.3%
Wireless Telecommunication Services	2,929	1.1%
Health Care Providers & Services	2,702	1.0%
Commercial Services & Supplies	2,631	1.0%
Diversified Financial Services	2,448	0.9%
Thrifts & Mortgage Finance	2,317	0.9%
Energy Equipment & Services	1,718	0.7%
Oil, Gas & Consumable Fuels	1,468	0.6%
Internet Software & Services	1,304	0.5%
Short-Term Investments and Other Assets-Net	7,789	3.0%
	$258,992	100.0%

Schedule of Investments Intrinsic Value Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (92.6%)

Aerospace & Defense (5.9%)
Aerovironment, Inc. *	84,159	2,176
KEYW Holding Corp. *	596,350	4,174
Spirit AeroSystems Holdings, Inc. Class A *	195,190	10,655
Teledyne Technologies, Inc. *	44,152	4,474
Textron, Inc.	128,839	5,826
		27,305
Auto Components (1.4%)
Dana Holding Corp.	198,000	4,310
Remy International, Inc.	104,300	2,305
		6,615
Banks (7.7%)
BankUnited, Inc.	136,404	4,582
Comerica, Inc.	92,974	4,551
First Niagara Financial Group, Inc.	507,500	4,522
Huntington Bancshares, Inc.	651,830	7,255
TCF Financial Corp.	350,000	5,509
Texas Capital Bancshares, Inc. *	78,800	4,287
Umpqua Holdings Corp.	290,200	5,104
		35,810
Building Products (1.3%)
Owens Corning	142,400	6,032

Chemicals (2.7%)
Chemtura Corp. *	232,100	6,443
Cytec Industries, Inc.	99,400	6,013
		12,456
Commercial Services & Supplies (2.9%)
Clean Harbors, Inc. *	115,414	6,502
Covanta Holding Corp.	318,300	7,035
		13,537
Communications Equipment (7.4%)
ARRIS Group, Inc. *	283,169	9,347
Aviat Networks, Inc. *	144,157	164
Brocade Communications Systems, Inc.	366,759	4,535
Ceragon Networks Ltd. *	244,093	320
Ciena Corp. *	297,783	7,182
Infinera Corp. *	301,000	6,213
JDS Uniphase Corp. *	338,200	4,336
Sonus Networks, Inc. *	287,200	2,249
		34,346
Construction & Engineering (1.6%)
KBR, Inc.	384,100	7,355

Containers & Packaging (4.7%)
Avery Dennison Corp.	133,736	8,280
Crown Holdings, Inc. *	167,100	9,239
Sealed Air Corp.	88,608	4,315
		21,834
Electrical Equipment (0.6%)
Regal Beloit Corp.	36,700	2,870

Electronic Equipment, Instruments & Components (5.3%)
Dolby Laboratories, Inc. Class A	148,500	5,814
II-VI, Inc. *	238,530	4,453
Itron, Inc. *	112,009	4,020
Maxwell Technologies, Inc. *	386,700	1,972
Mercury Systems, Inc. *	345,760	4,720
OSI Systems, Inc. *	48,800	3,525
		24,504
Energy Equipment & Services (1.2%)
ION Geophysical Corp. *	658,417	935
McDermott International, Inc. *	261,100	1,426
TETRA Technologies, Inc. *	535,292	3,367
		5,728
Health Care Equipment & Supplies (0.7%)
Accuray, Inc. *	495,870	3,047

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc. *	473,500	6,662

Household Durables (0.3%)
iRobot Corp. *	48,100	1,537

Independent Power and Renewable Electricity Producers (4.7%)
Atlantic Power Corp.	946,758	2,793
Dynegy, Inc. *	193,400	6,255
NRG Energy, Inc.	273,400	6,890
Ormat Technologies, Inc.	159,956	5,934
		21,872
Internet Software & Services (0.7%)
Bankrate, Inc. *	281,600	3,435

IT Services (7.4%)
Acxiom Corp. *	338,200	5,604
Convergys Corp.	133,800	3,322
CoreLogic, Inc. *	261,525	10,194
DST Systems, Inc.	39,619	4,691
MoneyGram International, Inc. *	350,100	3,403
NeuStar, Inc. Class A *	114,050	3,116
VeriFone Systems, Inc. *	105,190	4,015
		34,345
Life Sciences Tools & Services (3.2%)
Affymetrix, Inc. *	370,800	4,349
Charles River Laboratories International, Inc. *	144,271	10,437
		14,786
Machinery (5.0%)
Harsco Corp.	333,100	5,366
ITT Corp.	87,000	3,713
Manitowoc Co., Inc.	257,800	4,862
Meritor, Inc. *	274,550	3,929
Twin Disc, Inc.	113,605	2,026
Valmont Industries, Inc.	27,200	3,385
		23,281
Marine (0.5%)
Danaos Corp. *	376,183	2,453

Media (0.1%)
Crown Media Holdings, Inc. Class A *	160,024	653

Metals & Mining (0.3%)
Cliffs Natural Resources, Inc.	308,800	1,640

Personal Products (0.5%)
Elizabeth Arden, Inc. *	162,420	2,285

Road & Rail (1.4%)
Ryder System, Inc.	71,004	6,507

Semiconductors & Semiconductor Equipment (9.1%)
Alliance Semiconductor Corp. *	82,370	62
CEVA, Inc. *	101,000	2,075
Cypress Semiconductor Corp. *	343,935	4,722
FormFactor, Inc. *	373,300	3,475
M/A-COM Technology Solutions Holdings, Inc. *	132,563	5,059
Mellanox Technologies Ltd. *	95,450	4,803
Rambus, Inc. *	570,472	8,722
Rudolph Technologies, Inc. *	119,000	1,516
Ultratech, Inc. *	362,794	7,234
Veeco Instruments, Inc. *	149,800	4,536
		42,204
Software (10.3%)
Cadence Design Systems, Inc. *	219,807	4,350
Comverse, Inc. *	173,456	4,175
Covisint Corp. *	645,199	1,736
Gigamon, Inc. *	134,800	4,146
Nuance Communications, Inc. *	458,000	7,726
Rovi Corp. *	393,230	6,591
Seachange International, Inc. *	449,367	3,038
Silver Spring Networks, Inc. *	339,176	4,637
Verint Systems, Inc. *	177,461	11,476
		47,875
Specialty Retail (2.5%)
Express, Inc. *	234,600	4,138
New York & Co., Inc. *	208,000	528
Office Depot, Inc. *	411,167	3,812
Select Comfort Corp. *	104,000	3,240
		11,718
Technology Hardware, Storage & Peripherals (0.3%)
Quantum Corp. *	707,200	1,443

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc. *	192,600	2,897

Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	73,000	2,167
United States Cellular Corp. *	52,900	2,069
		4,236
Total Common Stocks (Cost $345,168)		431,268

Short-Term Investments (7.1%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $33,038)	33,038,118	33,038

Total Investments## (99.7%) (Cost $378,206)		464,306
Cash, receivables and other assets, less liabilities (0.3%)		1,194

Total Net Assets (100.0%)		$465,500

See Notes to Schedule of Investments

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.2%)

Aerospace & Defense (3.2%)
General Dynamics Corp.	5,809	814
Precision Castparts Corp.	7,079	1,498
		2,312
Automobiles (2.0%)
General Motors Co.	39,170	1,409

Banks (3.1%)
CIT Group, Inc.	19,311	893
Comerica, Inc.	26,433	1,294
		2,187
Beverages (2.2%)
PepsiCo, Inc.	16,237	1,566

Biotechnology (3.1%)
Biogen, Inc. *	2,417	960
Vertex Pharmaceuticals, Inc. *	9,908	1,271
		2,231
Chemicals (2.5%)
Sherwin-Williams Co.	6,307	1,818

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	5,253	783

Consumer Finance (1.5%)
American Express Co.	13,350	1,064

Diversified Telecommunication Services (1.7%)
Level 3 Communications, Inc. *	22,479	1,247

Electric Utilities (1.0%)
NextEra Energy, Inc.	6,841	700

Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	10,868	1,550
CVS Health Corp.	10,961	1,122
		2,672
Health Care Equipment & Supplies (4.9%)
Abbott Laboratories	31,571	1,534
Cooper Cos., Inc.	5,629	1,023
IDEXX Laboratories, Inc. *	7,050	956
		3,513
Health Care Providers & Services (1.6%)
HCA Holdings, Inc. *	13,711	1,122

Hotels, Restaurants & Leisure (4.4%)
Starbucks Corp.	26,570	1,381
Starwood Hotels & Resorts Worldwide, Inc.	20,898	1,729
		3,110
Household Products (1.3%)
Procter & Gamble Co.	11,654	914

Industrial Conglomerates (2.1%)
Danaher Corp.	17,499	1,510

Internet & Catalog Retail (3.4%)
Amazon.com, Inc. *	5,744	2,465

Internet Software & Services (7.2%)
Akamai Technologies, Inc. *	10,326	788
Alibaba Group Holding Ltd. ADR *	6,855	612
eBay, Inc. *	5,960	366
Facebook, Inc. Class A *	12,881	1,020
Google, Inc. Class A *	2,814	1,534
Yelp, Inc. *	17,160	822
		5,142
IT Services (7.8%)
Alliance Data Systems Corp. *	6,754	2,013
FleetCor Technologies, Inc. *	11,799	1,795
Visa, Inc. Class A	25,257	1,735
		5,543
Media (2.2%)
Comcast Corp. Class A	26,354	1,541

Metals & Mining (1.4%)
Alcoa, Inc.	81,587	1,020

Multi-Utilities (1.8%)
Dominion Resources, Inc.	17,810	1,256

Multiline Retail (1.0%)
Target Corp.	9,237	733

Oil, Gas & Consumable Fuels (0.8%)
Range Resources Corp.	9,893	548

Pharmaceuticals (8.2%)
Actavis PLC *	4,157	1,275
Bristol-Myers Squibb Co.	20,646	1,334
Johnson & Johnson	8,227	824
Pfizer, Inc.	45,022	1,564
Teva Pharmaceutical Industries Ltd. ADR	14,310	860
		5,857
Road & Rail (1.8%)
Union Pacific Corp.	12,405	1,252

Semiconductors & Semiconductor Equipment (3.6%)
ASML Holding NV	10,269	1,153
Micron Technology, Inc. *	51,647	1,443
		2,596
Software (7.8%)
Check Point Software Technologies Ltd. *	18,373	1,557
Intuit, Inc.	17,564	1,829
Microsoft Corp.	35,223	1,650
Splunk, Inc. *	7,750	524
		5,560
Specialty Retail (1.9%)
Home Depot, Inc.	12,470	1,389

Technology Hardware, Storage & Peripherals (8.4%)
Apple, Inc.	34,263	4,464
SanDisk Corp.	22,067	1,509
		5,973
Textiles, Apparel & Luxury Goods (1.5%)
Ralph Lauren Corp.	8,349	1,089

Total Common Stocks (Cost $60,449)		70,122

Short-Term Investments (1.9%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,327)	1,327,147	1,327

Total Investments## (100.1%) (Cost $61,776)		71,449
Liabilities, less cash, receivables and other assets [(0.1%)]		(54)

Total Net Assets (100.0%)		$71,395

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) 5/31/15

	Number of Shares	Value ($000's)	† z
Common Stocks (96.7%)

Airlines (6.3%)
American Airlines Group, Inc.	340,509	14,427
Delta Air Lines, Inc.	1,057,782	45,400
United Continental Holdings, Inc. *	750,229	40,955
		100,782
Auto Components (3.0%)
BorgWarner, Inc.	131,611	7,916
Johnson Controls, Inc.	760,506	39,562
		47,478
Automobiles (0.6%)
General Motors Co.	272,899	9,816

Banks (14.0%)
Barclays PLC ADR	1,135,218	18,765
Citigroup, Inc.	1,200,763	64,938
JPMorgan Chase & Co.	1,152,051	75,782
Regions Financial Corp.	810,112	8,174
Wells Fargo & Co.	1,018,462	56,993
		224,652
Capital Markets (5.4%)
Bank of New York Mellon Corp.	733,685	31,813
Goldman Sachs Group, Inc.	128,431	26,481
Morgan Stanley	727,669	27,797
		86,091
Communications Equipment (3.1%)
Cisco Systems, Inc.	1,691,175	49,568

Construction Materials (1.6%)
Vulcan Materials Co.	287,604	25,864

Diversified Financial Services (3.9%)
CME Group, Inc.	441,386	41,579
Intercontinental Exchange, Inc.	89,273	21,138
		62,717
Electrical Equipment (3.0%)
Eaton Corp. PLC	680,177	48,694

Energy Equipment & Services (0.4%)
McDermott International, Inc. *	1,210,845	6,611

Food & Staples Retailing (4.0%)
Wal-Mart Stores, Inc.	853,573	63,395

Health Care Equipment & Supplies (1.2%)
Hologic, Inc. *	543,515	19,442

Health Care Providers & Services (4.1%)
HCA Holdings, Inc. *	169,742	13,890
Tenet Healthcare Corp. *	804,372	42,784
UnitedHealth Group, Inc.	67,579	8,124
		64,798
Hotels, Restaurants & Leisure (5.4%)
Carnival Corp.	1,879,906	87,096

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	242,682	3,301

Industrial Conglomerates (4.3%)
General Electric Co.	2,509,148	68,425

Insurance (2.6%)
Lincoln National Corp.	559,380	31,891
Willis Group Holdings PLC	209,360	9,936
		41,827
IT Services (0.7%)
Teradata Corp. *	303,760	11,828

Machinery (1.4%)
Caterpillar, Inc.	108,154	9,227
Illinois Tool Works, Inc.	135,977	12,759
		21,986
Metals & Mining (7.4%)
BHP Billiton Ltd. ADR	709,705	31,674
Cliffs Natural Resources, Inc.	1,144,106	6,075
Newmont Mining Corp.	1,817,920	49,520
South32 Ltd. ADR *	268,994	2,225
Southern Copper Corp.	55,180	1,656
Turquoise Hill Resources Ltd. *	935,934	4,118
United States Steel Corp.	958,106	23,378
		118,646
Multiline Retail (5.8%)
JC Penney Co., Inc. *	4,504,330	38,692
Kohl's Corp.	280,046	18,340
Target Corp.	458,231	36,347
		93,379
Oil, Gas & Consumable Fuels (8.3%)
Antero Resources Corp. *	126,669	5,068
Chevron Corp.	297,517	30,644
Devon Energy Corp.	256,692	16,741
Exxon Mobil Corp.	945,090	80,522
		132,975
Pharmaceuticals (3.3%)
Pfizer, Inc.	795,838	27,655
Teva Pharmaceutical Industries Ltd. ADR	408,914	24,576
		52,231
Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	805,900	27,771

Specialty Retail (1.5%)
DSW, Inc. Class A	669,843	23,210

Textiles, Apparel & Luxury Goods (3.5%)
Ralph Lauren Corp.	426,431	55,607

Total Common Stocks (Cost $1,442,268)		1,548,190

Short-Term Investments (3.2%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $51,558)	51,557,793	51,558

Total Investments## (99.9%) (Cost $1,493,826)		1,599,748
Cash, receivables and other assets, less liabilities (0.1%)		1,664

Total Net Assets (100.0%)		$1,601,412

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) 5/31/15

	Number of Shares	Value ($000's)	† z
Common Stocks (94.7%)

Airlines (1.5%)
Alaska Air Group, Inc.	275,000	17,776

Banks (1.1%)
SVB Financial Group *	92,500	12,479

Biotechnology (4.8%)
ACADIA Pharmaceuticals, Inc. *	150,000	6,180
Alkermes PLC *	170,000	10,387
BioMarin Pharmaceutical, Inc. *	90,000	11,301
Incyte Corp. *	110,000	12,117
Receptos, Inc. *	22,500	3,710
United Therapeutics Corp. *	65,000	11,942
		55,637
Capital Markets (3.4%)
Affiliated Managers Group, Inc. *	80,000	17,893
E*TRADE Financial Corp. *	325,000	9,574
Raymond James Financial, Inc.	205,000	11,915
		39,382
Chemicals (0.4%)
Sensient Technologies Corp.	75,000	5,078

Commercial Services & Supplies (1.6%)
Stericycle, Inc. *	130,000	17,849

Communications Equipment (2.5%)
F5 Networks, Inc. *	80,000	10,055
Infinera Corp. *	150,000	3,096
Palo Alto Networks, Inc. *	95,000	16,102
		29,253
Containers & Packaging (1.1%)
Packaging Corp. of America	185,000	12,798

Distributors (1.1%)
LKQ Corp. *	425,000	12,142

Diversified Consumer Services (0.6%)
Service Corp. International	250,000	7,265

Diversified Financial Services (0.9%)
CBOE Holdings, Inc.	170,000	9,948

Electrical Equipment (2.3%)
Acuity Brands, Inc.	67,500	11,913
AMETEK, Inc.	270,000	14,515
		26,428
Electronic Equipment, Instruments & Components (3.0%)
Amphenol Corp. Class A	200,000	11,410
CDW Corp.	300,000	11,130
Zebra Technologies Corp. Class A *	110,000	12,060
		34,600
Food & Staples Retailing (0.8%)
Rite Aid Corp. *	1,100,000	9,592

Food Products (2.3%)
Bunge Ltd.	35,000	3,240
Pinnacle Foods, Inc.	200,000	8,430
WhiteWave Foods Co. *	300,000	14,409
		26,079

Health Care Equipment & Supplies (2.8%)
Cooper Cos., Inc.	52,000	9,452
Teleflex, Inc.	95,000	12,230
Wright Medical Group, Inc. *	376,700	10,322
		32,004
Health Care Providers & Services (5.0%)
Acadia Healthcare Co., Inc. *	255,000	18,905
Envision Healthcare Holdings, Inc. *	400,000	14,780
Quest Diagnostics, Inc.	125,000	9,404
Universal Health Services, Inc. Class B	110,000	14,254
		57,343
Health Care Technology (1.4%)
Cerner Corp. *	160,000	10,766
Veeva Systems, Inc. Class A *	175,000	4,746
		15,512
Hotels, Restaurants & Leisure (2.1%)
Bloomin' Brands, Inc.	300,000	6,738
Buffalo Wild Wings, Inc. *	50,000	7,634
Norwegian Cruise Line Holdings Ltd. *	170,000	9,275
		23,647
Household Durables (0.8%)
Jarden Corp. *	175,000	9,286

Independent Power and Renewable Electricity Producers (0.7%)
Dynegy, Inc. *	255,000	8,247

Industrial Conglomerates (1.5%)
Roper Technologies, Inc.	100,000	17,496

Internet & Catalog Retail (1.3%)
Liberty Interactive Corp. Class A *	275,000	7,692
Netflix, Inc. *	12,500	7,801
		15,493
Internet Software & Services (2.6%)
Akamai Technologies, Inc. *	115,000	8,771
CoStar Group, Inc. *	55,000	11,490
Demandware, Inc. *	150,000	9,342
		29,603
IT Services (3.3%)
Alliance Data Systems Corp. *	62,500	18,627
Fiserv, Inc. *	107,500	8,616
FleetCor Technologies, Inc. *	70,000	10,650
		37,893
Leisure Products (0.7%)
Polaris Industries, Inc.	60,000	8,583

Life Sciences Tools & Services (1.1%)
Illumina, Inc. *	60,000	12,365

Machinery (2.1%)
PACCAR, Inc.	115,000	7,309
Pall Corp.	50,000	6,222
Wabtec Corp.	110,000	11,033
		24,564
Media (0.7%)
Charter Communications, Inc. Class A *	45,000	8,056

Multiline Retail (2.5%)
Burlington Stores, Inc. *	210,000	11,082
Dollar Tree, Inc. *	172,000	12,898
Tuesday Morning Corp. *	325,000	4,166
		28,146
Oil, Gas & Consumable Fuels (2.4%)
Antero Resources Corp. *	180,000	7,202
Cabot Oil & Gas Corp.	250,000	8,490
Concho Resources, Inc. *	95,000	11,428
		27,120
Pharmaceuticals (4.3%)
Akorn, Inc. *	335,000	15,376
Endo International PLC *	155,000	12,983
Jazz Pharmaceuticals PLC *	60,000	10,761
Mylan NV *	70,000	5,084
Zoetis, Inc.	100,000	4,977
		49,181
Professional Services (1.4%)
Nielsen NV	175,000	7,873
WageWorks, Inc. *	200,000	8,576
		16,449
Real Estate Management & Development (1.2%)
Jones Lang LaSalle, Inc.	80,000	13,858

Road & Rail (1.7%)
J.B. Hunt Transport Services, Inc.	110,000	9,242
Old Dominion Freight Line, Inc. *	150,000	10,202
		19,444
Semiconductors & Semiconductor Equipment (6.5%)
Avago Technologies Ltd.	125,000	18,509
Cavium, Inc. *	172,500	12,139
Lam Research Corp.	130,000	10,692
Monolithic Power Systems, Inc.	175,000	9,555
NXP Semiconductors NV *	135,000	15,154
SunEdison, Inc. *	275,000	8,242
		74,291
Software (6.5%)
Activision Blizzard, Inc.	300,000	7,578
Electronic Arts, Inc. *	155,000	9,727
Fortinet, Inc. *	182,500	7,311
Mobileye NV *	125,000	5,885
ServiceNow, Inc. *	175,000	13,407
Splunk, Inc. *	87,600	5,923
Synchronoss Technologies, Inc. *	250,000	11,010
Tableau Software, Inc. Class A *	62,500	7,076
Ultimate Software Group, Inc. *	42,500	6,876
		74,793
Specialty Retail (6.8%)
Lithia Motors, Inc. Class A	110,000	11,710
O'Reilly Automotive, Inc. *	89,500	19,648
Ross Stores, Inc.	129,000	12,471
Signet Jewelers Ltd.	60,000	7,760
Tractor Supply Co.	170,000	14,814
Williams-Sonoma, Inc.	149,500	11,752
		78,155
Textiles, Apparel & Luxury Goods (4.3%)
Carter's, Inc.	115,000	11,870
Hanesbrands, Inc.	540,000	17,205
lululemon athletica, Inc. *	85,000	5,082
Under Armour, Inc. Class A *	200,000	15,682
		49,839
Trading Companies & Distributors (0.7%)
United Rentals, Inc. *	85,000	7,557

Wireless Telecommunication Services (2.9%)
SBA Communications Corp. Class A *	172,500	19,287
T-Mobile US, Inc. *	350,000	13,608
		32,895
Total Common Stocks (Cost $747,392)		1,088,126

Exchange Traded Funds (0.9%)
iShares Russell Mid-Cap Growth ETF (Cost $9,277)	100,000	9,841

Short-Term Investments (4.2%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $48,138)	48,138,374	48,138

Total Investments## (99.8%) (Cost $804,807)		1,146,105
Cash, receivables and other assets, less liabilities (0.2%)		2,848

Total Net Assets (100.0%)		$1,148,953

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (92.5%)

Aerospace & Defense (4.6%)
General Dynamics Corp.	15,950	2,235
Spirit AeroSystems Holdings, Inc. Class A *	52,200	2,850
		5,085
Banks (7.9%)
BankUnited, Inc.	82,600	2,775
BB&T Corp.	31,100	1,227
Comerica, Inc.	39,800	1,948
Huntington Bancshares, Inc.	133,500	1,486
M&T Bank Corp.	11,500	1,390
		8,826
Building Products (1.4%)
Owens Corning	35,700	1,512

Capital Markets (1.9%)
State Street Corp.	26,800	2,088

Chemicals (2.8%)
Ashland, Inc.	24,400	3,109

Commercial Services & Supplies (6.7%)
ADT Corp.	97,600	3,560
Covanta Holding Corp.	118,900	2,628
Tyco International PLC	32,400	1,308
		7,496
Construction & Engineering (1.2%)
KBR, Inc.	72,300	1,385

Containers & Packaging (1.6%)
Avery Dennison Corp.	29,300	1,814

Electric Utilities (1.9%)
Edison International	34,600	2,104

Electronic Equipment, Instruments & Components (2.5%)
Flextronics International Ltd. *	91,500	1,112
Itron, Inc. *	45,700	1,640
		2,752
Energy Equipment & Services (1.4%)
Cameron International Corp. *	29,500	1,514

Food & Staples Retailing (2.3%)
CVS Health Corp.	25,100	2,570

Health Care Equipment & Supplies (1.8%)
Zimmer Holdings, Inc.	17,900	2,042

Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	12,800	1,129

Hotels, Restaurants & Leisure (2.5%)
Darden Restaurants, Inc.	42,200	2,766

Independent Power and Renewable Electricity Producers (3.4%)
AES Corp.	153,400	2,086
NRG Energy, Inc.	68,600	1,729
		3,815
IT Services (4.3%)
Amdocs Ltd.	44,200	2,424
Teradata Corp. *	59,900	2,333
		4,757
Machinery (4.4%)
Harsco Corp.	99,900	1,609
Manitowoc Co., Inc.	53,800	1,015
Valmont Industries, Inc.	18,500	2,302
		4,926
Multi-Utilities (1.7%)
CenterPoint Energy, Inc.	90,900	1,852

Multiline Retail (2.2%)
Kohl's Corp.	36,600	2,397

Oil, Gas & Consumable Fuels (7.5%)
Cabot Oil & Gas Corp.	56,300	1,912
Devon Energy Corp.	36,900	2,406
Energy Transfer Partners LP	26,125	1,469
ONEOK, Inc.	50,900	2,134
Southwestern Energy Co. *	18,500	477
		8,398
Real Estate Investment Trusts (5.1%)
Corrections Corporation of America	40,004	1,406
Starwood Property Trust, Inc.	87,600	2,093
Starwood Waypoint Residential Trust, Inc.	84,560	2,133
		5,632
Road & Rail (2.3%)
Hertz Global Holdings, Inc. *	130,900	2,604

Semiconductors & Semiconductor Equipment (3.8%)
ON Semiconductor Corp. *	135,300	1,794
Skyworks Solutions, Inc.	22,600	2,472
		4,266
Software (6.3%)
Cadence Design Systems, Inc. *	63,100	1,249
Check Point Software Technologies Ltd. *	24,200	2,050
Nuance Communications, Inc. *	221,000	3,728
		7,027
Specialty Retail (4.9%)
Best Buy Co., Inc.	52,600	1,825
Express, Inc. *	92,200	1,627
Staples, Inc.	123,000	2,025
		5,477
Technology Hardware, Storage & Peripherals (1.5%)
SanDisk Corp.	24,400	1,668

Textiles, Apparel & Luxury Goods (1.5%)
Deckers Outdoor Corp. *	24,600	1,676

Trading Companies & Distributors (1.1%)
AerCap Holdings NV *	25,600	1,235

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	37,200	1,104

Total Common Stocks (Cost $85,582)		103,026

Rights (0.0%)

Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley) Ñf*	21,100	7
Safeway, Inc. (Property Development Centers) Ñf*	21,100	1

Total Rights (Cost $22)		8

Short-Term Investments (8.4%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $9,299)	9,298,651	9,299

Total Investments## (100.9%) (Cost $94,903)		112,333
Liabilities, less cash, receivables and other assets [(0.9%)]		(975)

Total Net Assets (100.0%)		$111,358

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.8%)

Aerospace & Defense (4.0%)
Boeing Co.	468,000	65,763
Raytheon Co.	350,000	36,141
		101,904
Banks (7.2%)
JPMorgan Chase & Co.	1,645,000	108,208
Wells Fargo & Co.	1,345,000	75,266
		183,474
Capital Markets (4.3%)
Goldman Sachs Group, Inc.	535,000	110,312

Chemicals (1.6%)
Scotts Miracle-Gro Co. Class A	640,000	39,206

Commercial Services & Supplies (2.9%)
Covanta Holding Corp.	1,100,000	24,310
Pitney Bowes, Inc.	2,300,000	50,255
		74,565
Consumer Finance (3.1%)
American Express Co.	975,000	77,727

Containers & Packaging (3.1%)
Sealed Air Corp.	1,645,000	80,112

Diversified Financial Services (7.8%)
Berkshire Hathaway, Inc. Class B *	655,000	93,665
Intercontinental Exchange, Inc.	450,000	106,551
		200,216
Electrical Equipment (1.9%)
ABB Ltd. ADR	1,275,000	27,846
Rockwell Automation, Inc.	175,000	21,506
		49,352
Energy Equipment & Services (2.2%)
Schlumberger Ltd.	615,000	55,824

Food Products (1.6%)
Mondelez International, Inc. Class A	1,000,000	41,590

Gas Utilities (1.5%)
National Fuel Gas Co.	610,000	39,193

Health Care Equipment & Supplies (1.9%)
Hill-Rom Holdings, Inc.	950,000	48,982

Health Care Providers & Services (9.6%)
Aetna, Inc.	570,000	67,243
Cardinal Health, Inc.	1,050,000	92,579
HCA Holdings, Inc. *	627,000	51,307
Henry Schein, Inc. *	245,000	34,709
		245,838
Hotels, Restaurants & Leisure (2.2%)
Hyatt Hotels Corp. Class A *	977,000	56,138

Household Products (1.9%)
Procter & Gamble Co.	600,000	47,034

Industrial Conglomerates (2.8%)
3M Co.	455,000	72,381
Internet Software & Services (6.7%)
eBay, Inc. *	1,765,000	108,301
Google, Inc. Class C *	120,000	63,853
		172,154
Machinery (3.2%)
Stanley Black & Decker, Inc.	795,000	81,440

Media (5.0%)
Omnicom Group, Inc.	725,000	54,034
Twenty-First Century Fox, Inc. Class A	2,210,000	74,256
		128,290
Metals & Mining (2.2%)
Carpenter Technology Corp.	1,350,000	55,134

Oil, Gas & Consumable Fuels (6.9%)
Apache Corp.	600,000	35,904
Cabot Oil & Gas Corp.	1,540,000	52,298
Pioneer Natural Resources Co.	275,000	40,653
Range Resources Corp.	860,000	47,653
		176,508
Pharmaceuticals (3.8%)
Pfizer, Inc.	2,800,000	97,300

Professional Services (2.1%)
Nielsen NV	1,210,000	54,438

Road & Rail (3.6%)
CSX Corp.	1,695,000	57,765
Hertz Global Holdings, Inc. *	1,720,000	34,211
		91,976
Software (3.7%)
Activision Blizzard, Inc.	2,220,000	56,077
Microsoft Corp.	820,000	38,425
		94,502
Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	398,000	51,852

Total Common Stocks (Cost $2,021,830)		2,527,442

Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $38,277)	38,277,057	38,277

Total Investments## (100.3%) (Cost $2,060,107)		2,565,719
Liabilities, less cash, receivables and other assets [(0.3%)]		(6,888)

Total Net Assets (100.0%)		$2,558,831

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.7%)

Apartments (13.2%)
AvalonBay Communities, Inc.	285,792	47,584
Equity Residential	766,800	56,989
Essex Property Trust, Inc.	111,800	24,889
		129,462
Diversified (6.6%)
American Homes 4 Rent Class A	1,202,500	20,070
CoreSite Realty Corp.	207,421	9,790
Equinix, Inc.	50,252	13,471
Vornado Realty Trust	209,123	20,889
		64,220
Freestanding (2.6%)
National Retail Properties, Inc.	415,100	15,570
Spirit Realty Capital, Inc.	934,103	10,079
		25,649
Health Care (10.1%)
HCP, Inc.	387,800	15,016
Health Care REIT, Inc.	398,940	28,029
OMEGA Healthcare Investors, Inc.	427,475	15,402
Ventas, Inc.	602,830	40,100
		98,547
Home Financing (0.3%)
Altisource Residential Corp.	151,987	2,724

Hotels, Restaurants & Leisure (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.	118,700	9,824

Industrial (5.1%)
DCT Industrial Trust, Inc.	443,500	14,507
Prologis, Inc.	888,038	35,157
		49,664
Infrastructure (9.5%)
American Tower Corp.	644,300	59,785
Crown Castle International Corp.	413,800	33,745
		93,530
Lodging/Resorts (5.3%)
Host Hotels & Resorts, Inc.	1,227,443	24,451
LaSalle Hotel Properties	401,700	14,646
Sunstone Hotel Investors, Inc.	859,928	13,122
		52,219
Office (12.9%)
Alexandria Real Estate Equities, Inc.	168,100	15,588
Boston Properties, Inc.	421,684	54,831
Douglas Emmett, Inc.	536,825	15,772
Hudson Pacific Properties, Inc.	328,700	10,022
SL Green Realty Corp.	252,915	30,011
		126,224
Real Estate Management & Development (3.7%)
Brookfield Asset Management, Inc. Class A	534,115	18,897
Forest City Enterprises, Inc. Class A *	743,684	17,149
		36,046
Regional Malls (12.5%)
CBL & Associates Properties, Inc.	667,297	11,778
General Growth Properties, Inc.	907,532	25,710
Simon Property Group, Inc.	469,248	85,122
		122,610
Self Storage (5.9%)
Public Storage	217,200	42,037
Sovran Self Storage, Inc.	171,900	15,679
		57,716
Shopping Centers (6.5%)
Federal Realty Investment Trust	184,600	24,823
Kimco Realty Corp.	917,200	21,976
Regency Centers Corp.	263,957	16,667
		63,466
Timber (3.5%)
Plum Creek Timber Co., Inc.	313,400	12,931
Weyerhaeuser Co.	646,496	21,050
		33,981
Total Common Stocks (Cost $857,259)		965,882

Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $14,241)	14,240,812	14,241

Total Investments## (100.2%) (Cost $871,500)		980,123
Liabilities, less cash, receivables and other assets [(0.2%)]		(1,662)

Total Net Assets (100.0%)		$978,461

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (96.6%)

Aerospace & Defense (2.5%)
DigitalGlobe, Inc. *	39,000	1,170
HEICO Corp.	19,137	1,097
		2,267
Air Freight & Logistics (1.3%)
Hub Group, Inc. Class A *	26,800	1,137

Banks (7.5%)
Bank of the Ozarks, Inc.	32,900	1,447
Capital Bank Financial Corp. Class A *	46,700	1,332
FCB Financial Holdings, Inc. Class A *	58,700	1,689
Opus Bank	45,000	1,421
Seacoast Banking Corp. of Florida *	58,600	877
		6,766
Biotechnology (10.7%)
ACADIA Pharmaceuticals, Inc. *	20,000	824
AMAG Pharmaceuticals, Inc. *	21,800	1,517
Amicus Therapeutics, Inc. *	77,900	959
Bluebird Bio, Inc. *	5,900	1,146
Cepheid, Inc. *	21,500	1,186
Esperion Therapeutics, Inc. *	7,700	828
Insmed, Inc. *	28,800	632
Portola Pharmaceuticals, Inc. *	20,800	870
PTC Therapeutics, Inc. *	13,300	772
Receptos, Inc. *	5,500	907
		9,641
Chemicals (2.4%)
Balchem Corp.	19,500	1,101
Sensient Technologies Corp.	16,000	1,083
		2,184
Commercial Services & Supplies (3.2%)
Hudson Technologies, Inc. *	261,500	1,043
Multi-Color Corp.	13,900	890
Ritchie Bros. Auctioneers, Inc.	31,900	902
		2,835
Communications Equipment (2.5%)
Infinera Corp. *	67,700	1,397
Palo Alto Networks, Inc. *	4,900	831
		2,228
Diversified Consumer Services (5.3%)
Bright Horizons Family Solutions, Inc. *	34,400	1,915
Carriage Services, Inc.	78,000	1,941
Sotheby's	20,100	901
		4,757
Food Products (1.2%)
Freshpet, Inc. *	53,700	1,065

Health Care Equipment & Supplies (6.8%)
DexCom, Inc. *	18,600	1,334
Globus Medical, Inc. Class A *	55,800	1,447
K2M Group Holdings, Inc. *	37,700	986
LDR Holding Corp. *	23,100	936
Tornier NV *	54,000	1,435
		6,138
Health Care Providers & Services (5.9%)
AAC Holdings, Inc. *	29,300	1,139
Acadia Healthcare Co., Inc. *	23,995	1,779
AMN Healthcare Services, Inc. *	50,000	1,330
AmSurg Corp. *	16,400	1,104
		5,352
Health Care Technology (0.5%)
Veeva Systems, Inc. Class A *	15,600	423

Hotels, Restaurants & Leisure (3.5%)
Bloomin' Brands, Inc.	38,000	853
Six Flags Entertainment Corp.	28,500	1,393
Vail Resorts, Inc.	8,400	871
		3,117
Insurance (1.1%)
Heritage Insurance Holdings, Inc. *	45,200	949

Internet & Catalog Retail (1.0%)
HSN, Inc.	13,000	872

Internet Software & Services (6.1%)
Benefitfocus, Inc. *	22,000	789
comScore, Inc. *	25,000	1,415
Demandware, Inc. *	19,600	1,221
MercadoLibre, Inc.	5,900	856
Q2 Holdings, Inc. *	49,000	1,162
		5,443
IT Services (1.5%)
EPAM Systems, Inc. *	19,000	1,366

Leisure Products (1.2%)
Brunswick Corp.	21,900	1,118

Multiline Retail (1.5%)
Burlington Stores, Inc. *	24,900	1,314

Oil, Gas & Consumable Fuels (2.1%)
Carrizo Oil & Gas, Inc. *	18,400	923
Diamondback Energy, Inc. *	12,800	996
		1,919
Pharmaceuticals (2.5%)
Akorn, Inc. *	22,600	1,038
Depomed, Inc. *	23,600	492
Foamix Pharmaceuticals Ltd. *	58,600	732
		2,262
Professional Services (1.2%)
Huron Consulting Group, Inc. *	17,200	1,106

Road & Rail (0.9%)
Old Dominion Freight Line, Inc. *	12,371	841

Semiconductors & Semiconductor Equipment (5.9%)
Cavium, Inc. *	24,200	1,703
M/A-COM Technology Solutions Holdings, Inc. *	37,300	1,423
Microsemi Corp. *	32,400	1,179
Monolithic Power Systems, Inc.	18,900	1,032
		5,337
Software (10.2%)
Barracuda Networks, Inc. *	19,700	775
Fortinet, Inc. *	28,400	1,138
Gigamon, Inc. *	62,800	1,932
Paylocity Holding Corp. *	38,100	1,276
Proofpoint, Inc. *	25,800	1,525
Qlik Technologies, Inc. *	22,000	796
Synchronoss Technologies, Inc. *	16,700	735
Ultimate Software Group, Inc. *	6,400	1,035
		9,212
Specialty Retail (3.8%)
Lithia Motors, Inc. Class A	12,700	1,352
MarineMax, Inc. *	38,900	930
Restoration Hardware Holdings, Inc. *	12,000	1,092
		3,374
Textiles, Apparel & Luxury Goods (1.2%)
G-III Apparel Group Ltd. *	18,800	1,069

Trading Companies & Distributors (3.1%)
Neff Corp. Class A *	101,300	1,039
Watsco, Inc.	13,800	1,738
		2,777
Total Common Stocks (Cost $78,495)		86,869

Short-Term Investments (2.2%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,956)	1,955,680	1,956

Total Investments## (98.8%) (Cost $80,451)		88,825
Cash, receivables and other assets, less liabilities (1.2%)		1,093

Total Net Assets (100.0%)		$89,918

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.4%)

Airlines (2.0%)
Ryanair Holdings PLC ADR	717,703	47,799

Auto Components (2.4%)
BorgWarner, Inc.	988,657	59,468

Banks (3.4%)
U.S. Bancorp	1,940,484	83,654

Commercial Services & Supplies (1.4%)
Herman Miller, Inc.	1,210,863	33,541

Consumer Finance (5.0%)
American Express Co.	1,505,726	120,037

Diversified Financial Services (3.0%)
Intercontinental Exchange, Inc.	303,201	71,792

Diversified Telecommunication Services (1.4%)
Level 3 Communications, Inc. *	632,554	35,094

Electric Utilities (3.6%)
Eversource Energy	1,763,670	86,861

Energy Equipment & Services (3.7%)
Schlumberger Ltd.	976,813	88,665

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	168,736	24,060

Food Products (4.8%)
Keurig Green Mountain, Inc.	382,181	32,959
Unilever NV	1,942,705	82,954
		115,913
Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	1,252,407	60,867
Becton, Dickinson & Co.	557,050	78,271
		139,138
Health Care Providers & Services (1.2%)
Premier, Inc. Class A *	758,747	29,075

Household Durables (4.9%)
Newell Rubbermaid, Inc.	3,026,710	119,646

Industrial Conglomerates (6.8%)
3M Co.	372,419	59,245
Danaher Corp.	1,233,703	106,493
		165,738
Industrial Gases (2.0%)
Praxair, Inc.	390,589	47,988

Insurance (4.3%)
Progressive Corp.	3,793,599	103,717

Internet Software & Services (3.8%)
eBay, Inc. *	1,517,563	93,118

IT Services (4.7%)
Alliance Data Systems Corp. *	250,941	74,788
MasterCard, Inc. Class A	414,252	38,219
		113,007
Oil, Gas & Consumable Fuels (3.2%)
Cimarex Energy Co.	186,045	21,490
Noble Energy, Inc.	1,260,836	55,199
		76,689
Pharmaceuticals (2.6%)
Roche Holding AG	216,445	63,608

Professional Services (4.0%)
ManpowerGroup, Inc.	369,348	31,265
Robert Half International, Inc.	1,151,410	64,905
		96,170
Semiconductors & Semiconductor Equipment (5.0%)
Texas Instruments, Inc.	2,160,447	120,812

Software (5.2%)
Adobe Systems, Inc. *	500,310	39,569
Intuit, Inc.	829,672	86,410
		125,979
Specialty Chemicals (0.9%)
Novozymes A/S B Shares	437,405	21,037

Specialty Retail (4.3%)
O'Reilly Automotive, Inc. *	162,605	35,697
TJX Cos., Inc.	1,052,402	67,753
		103,450
Textiles, Apparel & Luxury Goods (1.1%)
Gildan Activewear, Inc.	827,600	26,202

Trading Companies & Distributors (6.0%)
NOW, Inc. *	2,574,155	59,514
W.W. Grainger, Inc.	353,595	84,980
		144,494
Total Common Stocks (Cost $1,758,776)		2,356,752

Short-Term Investments (2.3%)
	Principal Amount ($)
Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.15%, due 6/23/15	100,000	100
Self Help Credit Union, 0.25%, due 7/13/15	250,000	250
Self Help Credit Union, 0.25%, due 8/17/15	250,000	250
		600#
Money Market Fund (2.3%)
State Street Institutional Treasury Money Market Fund Premier Class	54,543,507	54,544

Total Short-Term Investments (Cost $55,144)		55,144

Total Investments## (99.7%) (Cost $1,813,920)		2,411,896
Cash, receivables and other assets, less liabilities (0.3%)		6,873

Total Net Assets (100.0%)		$2,418,769

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) 5/31/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.8%)

Airlines (6.4%)
American Airlines Group, Inc.	5,863	248
Delta Air Lines, Inc.	18,213	782
United Continental Holdings, Inc. *	12,918	705
		1,735
Auto Components (3.0%)
BorgWarner, Inc.	2,271	136
Johnson Controls, Inc.	13,028	678
		814
Automobiles (0.6%)
General Motors Co.	4,671	168

Banks (15.1%)
Barclays PLC ADR	19,434	321
Citigroup, Inc.	20,542	1,111
JPMorgan Chase & Co.	19,601	1,290
Regions Financial Corp.	13,781	139
Wells Fargo & Co.	17,428	975
Zions Bancorp	9,700	280
		4,116
Capital Markets (5.3%)
Bank of New York Mellon Corp.	12,568	545
Goldman Sachs Group, Inc.	2,152	443
Morgan Stanley	12,376	473
		1,461
Communications Equipment (3.1%)
Cisco Systems, Inc.	28,711	842

Construction Materials (1.6%)
Vulcan Materials Co.	4,884	439

Diversified Financial Services (3.9%)
CME Group, Inc.	7,549	711
Intercontinental Exchange, Inc.	1,528	362
		1,073
Electrical Equipment (3.0%)
Eaton Corp. PLC	11,365	814

Energy Equipment & Services (0.4%)
McDermott International, Inc. *	20,710	113

Food & Staples Retailing (4.0%)
Wal-Mart Stores, Inc.	14,599	1,084

Health Care Equipment & Supplies (1.2%)
Hologic, Inc. *	9,227	330

Health Care Providers & Services (3.9%)
HCA Holdings, Inc. *	2,905	238
Tenet Healthcare Corp. *	12,956	689
UnitedHealth Group, Inc.	1,164	140
		1,067
Hotels, Restaurants & Leisure (5.5%)
Carnival Corp.	32,445	1,503

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	4,155	57

Industrial Conglomerates (4.3%)
General Electric Co.	42,983	1,172

Insurance (3.2%)
Lincoln National Corp.	12,215	696
Willis Group Holdings PLC	3,549	169
		865
IT Services (0.8%)
Teradata Corp. *	5,541	216

Machinery (1.4%)
Caterpillar, Inc.	1,824	155
Illinois Tool Works, Inc.	2,332	219
		374
Metals & Mining (8.1%)
BHP Billiton Ltd. ADR	12,225	546
Cliffs Natural Resources, Inc.	19,671	105
Newmont Mining Corp.	38,120	1,038
South32 Ltd. ADR *	4,636	38
Southern Copper Corp.	944	28
Turquoise Hill Resources Ltd. *	16,134	71
United States Steel Corp.	16,266	397
		2,223
Multiline Retail (5.8%)
JC Penney Co., Inc. *	75,808	651
Kohl's Corp.	4,795	314
Target Corp.	7,824	620
		1,585
Oil, Gas & Consumable Fuels (8.3%)
Antero Resources Corp. *	2,185	87
Chevron Corp.	5,092	525
Devon Energy Corp.	4,346	284
Exxon Mobil Corp.	16,153	1,376
		2,272
Pharmaceuticals (3.1%)
Pfizer, Inc.	12,671	440
Teva Pharmaceutical Industries Ltd. ADR	6,969	419
		859
Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	13,805	476

Specialty Retail (1.4%)
DSW, Inc. Class A	11,380	394

Textiles, Apparel & Luxury Goods (3.5%)
Ralph Lauren Corp.	7,238	944

Total Common Stocks (Cost $25,935)		26,996

Short-Term Investments (1.3%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $360)	359,651	360

Total Investments## (100.1%) (Cost $26,295)		27,356
Liabilities, less cash, receivables and other assets [(0.1%)]		(17)

Total Net Assets (100.0%)		$27,339

See Notes to Schedule of Investments

May 31, 2015 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman All Cap Core Fund ("All Cap Core") (formerly, Neuberger Berman Select Equities Fund), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Real Estate Fund ("Global Real Estate"), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange traded funds, preferred stocks, convertible preferred stock, rights and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.
The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.
The value of participatory notes is determined by Management by obtaining valuations from an independent pricing service based on the underlying equity security and applicable exchange rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost.
Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2015:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
All Cap Core
Investments:
Common Stocks§	$61,128	$-	$-	$61,128
Short-Term Investments	-	3,733	-	3,733
Total Investments	61,128	3,733	-	64,861
Emerging Markets Equity
Investments:
Common Stocks§
China	23,226	126,731	-	149,957
India	8,523	30,518	-	39,041
Indonesia	3,221	19,546	-	22,767
Korea	-	62,551	-	62,551

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Malaysia	-	5,444	-	5,444
Philippines	-	15,463	-	15,463
Qatar	-	5,860	-	5,860
Russia	10,756	7,700	-	18,456
Taiwan, Province of China	-	37,940	-	37,940
Thailand	-	8,022	-	$8,022
Other Common Stocksß	131,621	-	-	131,621
Total Common Stocks	177,347	319,775	-	497,122
Short-Term Investments	-	14,826	-	14,826
Total Investments	177,347	334,601	-	511,948
Equity Income
Investments:
Common Stocks
Real Estate Investment Trusts	411,814	32,020	-	443,834
Other Common Stocks§	1,856,907	-	-	1,856,907
Total Common Stocks	2,268,721	32,020	-	2,300,741
Preferred Stocks	11,516	-	-	11,516
Convertible Bonds	-	68,384	-	68,384
Short-Term Investments	-	30,178	-	30,178
Total Investments	2,280,237	130,582	-	2,410,819
Focus
Investments:
Common Stocks§	828,577	-	-	828,577
Short-Term Investments	-	14,593	-	14,593
Total Investments	828,557	14,593	-	843,170
Genesis
Investments:
Common Stocks
Energy Equipment & Services	168,783	121,017		289,800
Food & Staples Retailing	-	20,424	-	20,424
Software	1,220,140	117,283	-	1,337,423
Other Common Stocks§	10,095,477	-	-	10,095,477
Total Common Stocks	11,484,400	258,724	-	11,743,124
Short-Term Investments	-	155,118	-	155,118
Total Investments	11,484,400	413,842	-	11,898,242
Global Equity
Investments:
Common Stocks§
Australia	-	39	-	39
China	20	60	-	80
Israel	96	41	-	137
Japan	-	275	-	275
Korea	-	50	-	50
United States	1,795	21	-	1,816
Other Common Stocksß	1,573	-	-	1,573
Total Common Stocks	3,484	486	-	3,970
Short-Term Investments	-	109	-	109
Total Investments	3,484	595	-	4,079
Global Real Estate
Investments:
Common Stocks§	2,881	-	-	2,881
Rights	0[z]	-	-	0[z]
Short-Term Investments	-	52	-	52
Total Investments	2,881	52	-	2,933
Global Thematic Opportunities
Investments:
Common Stocks§
China	593	816	-	1,409

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Hong Kong	-	941	-	941
Indonesia	-	611	-	611
Japan	-	1,773	-	1,773
Philippines	-	389	-	389
United States	30,780	1,629	-	32,409
Other Common Stocksß	21,692	-	-	21,692
Total Common Stocks	53,065	6,159	-	59,224
Exchange Traded Funds	1,314	-	-	1,314
Short-Term Investments	-	35	-	35
Total Investments	54,379	6,194	-	60,573
Greater China Equity
Investments:
Common Stocks
Automobiles	-	9,818	-	9,818
Banks	-	13,241	-	13,241
Capital Markets	-	156	-	156
Commercial Services & Supplies	-	7,910	-	7,910
Independent Power and Renewable Electricity Producers	-	12,913	-	12,913
Insurance	-	30,717	-	30,717
Internet Software & Services	14,219	6,580	-	20,799
Machinery	-	66	-	66
Oil, Gas & Consumable Fuels	-	2,400	-	2,400
Pharmaceuticals	-	11,686	-	11,686
Real Estate Management & Development	-	7,288	-	7,288
Transportation Infrastructure	-	3,013	-	3,013
Water Utilities	-	5,921	-	5,921
Wireless Telecommunication Services	-	3,279	-	3,279
Other Common Stocks§	1,818	-	-	1,818
Total Common Stocks	16,037	114,988	-	131,025
Participatory Notes§	42,963	-	-	42,963
Short-Term Investments	-	14,978	-	14,978
Total Investments	59,000	129,966	-	188,966
Guardian
Investments:
Common Stocks§	1,450,679	-	-	1,450,679
Short-Term Investments	-	22,461	-	22,461
Total Investments	1,450,679	22,461	-	1,473,140
International Equity
Investments:
Common Stocks§
Australia	-	33,311	-	33,311
Israel	34,587	13,819	-	48,406
Japan	-	189,730	-	189,730
Korea	-	16,412	-	16,412
Singapore	-	22,673	-	22,673
United States	18,082	6,156	-	24,238

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Common Stocksß	892,758	-	-	892,758
Total Common Stocks	945,427	282,101	-	1,227,528
Short-Term Investments	-	21,550	-	21,550
Total Investments	945,427	303,651	-	1,249,078
International Select
Investments:
Common Stocks§
Australia	-	5,127	-	5,127
Israel	7,910	3,562	-	11,472
Japan	-	40,619	-	40,619
Korea	-	4,313	-	4,313
Singapore	-	4,251	-	4,251
United States	3,730	1,360	-	5,090
Other Common Stocksß	180,331	-	-	180,331
Total Common Stocks	191,971	59,232	-	251,203
Short-Term Investments	-	7,004	-	7,004
Total Investments	191,971	66,236	-	258,207
Intrinsic Value
Investments:
Common Stocks§	431,268	-	-	431,268
Short-Term Investments	-	33,038	-	33,038
Total Investments	431,268	33,038	-	464,306
Large Cap Disciplined Growth
Investments:
Common Stocks§	70,122	-	-	70,122
Short-Term Investments	-	1,327	-	1,327
Total Investments	70,122	1,327	-	71,449
Large Cap Value
Investments:
Common Stocks§	1,548,190	-	-	1,548,190
Short-Term Investments	-	51,558	-	51,558
Total Investments	1,548,190	51,558	-	1,599,748
Mid Cap Growth
Investments:
Common Stocks§	1,088,126	-	-	1,088,126
Exchange Traded Funds	9,841	-	-	9,841
Short-Term Investments	-	48,138	-	48,138
Total Investments	1,097,967	48,138	-	1,146,105
Mid Cap Intrinsic Value
Investments:
Common Stocks§	103,026	-	-	103,026
Rights§	-	-	8	8
Short-Term Investments	-	9,299	-	9,299
Total Investments	103,026	9,299	8	112,333
Multi-Cap Opportunities
Investments:
Common Stocks§	2,527,442	-	-	2,527,442
Short-Term Investments	-	38,277	-	38,277
Total Investments	2,527,442	38,277	-	2,565,719
Real Estate
Investments:
Common Stocks§	965,882	-	-	965,882
Short-Term Investments	-	14,241	-	14,241
Total Investments	965,882	14,241	-	980,123
Small Cap Growth
Investments:
Common Stocks§	86,869	-	-	86,869
Short-Term Investments	-	1,956	-	1,956
Total Investments	86,869	1,956	-	88,825
Socially Responsive
Investments:
Common Stocks§	2,356,752	-	-	2,356,752
Short-Term Investments§	-	55,144	-	55,144
Total Investments	2,356,752	55,144	-	2,411,896
Value
Investments:
Common Stocks§	26,996	-	-	26,996
Short-Term Investments	-	360	-	360
Total Investments	26,996	360	-	27,356

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§	The Schedule of Investments (or Summary Schedule of Investments by Industry for the global/international funds) provides information on the industry categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.
§§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Mid Cap Intrinsic Value
(000’s omitted)	Beginning balance, as of 9/1/14	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/15
Investments in Securities:
Rights Food & Staples Retailing	$0	$-	$-	$(14)	$22	$-	$-	$-	$8	$(14)
Total	$0	$-	$-	$(14)	$22	$-	$-	$-	$8	$(14)

As of the period ended May 31, 2015, Mid Cap Intrinsic Value’s Level 3 investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended May 31, 2015, certain securities were transferred from one level (as of August 31, 2014) to another. Based on beginning of period market values as of September 1, 2014, approximately $255,492,000, $35,221,000, $370,901,000, $2,594,000, $3,889,000, $31,520,000, $207,201,000 and $44,333,000 was transferred from Level 1 to Level 2 for Emerging Markets Equity, Equity Income, Genesis, Global Equity, Global Thematic Opportunities, Greater China Equity, International Equity and International Select. Interactive provided adjusted prices for these securities as of May 31, 2015, as stated in the description of the valuation methods of foreign equity securities in footnote † above. In addition, approximately $4,735,000 was transferred from Level 2 to Level 1 for Emerging Markets Equity due to active market activity on recognized exchanges as of May 31, 2015. These securities had been categorized as Level 2 as of September 1, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2015:

Liability Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(1,042)	$-	$-	$(1,042)

#	At cost, which approximates market value.

##	At May 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Core	$58,834	$7,446	$1,419	$6,027
Emerging Markets Equity	472,280	78,557	38,889	39,668
Equity Income	2,112,726	347,023	48,930	298,093
Focus	684,995	172,883	14,708	158,175
Genesis	6,379,641	5,613,568	94,967	5,518,601
Global Equity	3,643	584	148	436

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Global Real Estate	2,958	73	98	(25)
Global Thematic Opportunities	53,045	8,910	1,382	7,528
Greater China Equity	161,317	29,954	2,305	27,649
Guardian	1,097,573	403,261	27,694	375,567
International Equity	1,063,325	215,494	29,741	185,753
International Select	213,522	48,917	4,232	44,685
Intrinsic Value	379,256	101,093	16,043	85,050
Large Cap Disciplined Growth	62,603	10,496	1,650	8,846
Large Cap Value	1,493,661	148,308	42,221	106,087
Mid Cap Growth	804,495	348,307	6,697	341,610
Mid Cap Intrinsic Value	94,798	19,667	2,132	17,535
Multi-Cap Opportunities	2,059,571	549,092	42,944	506,148
Real Estate	871,884	122,009	13,770	108,239
Small Cap Growth	80,550	8,993	718	8,275
Socially Responsive	1,812,382	624,162	24,648	599,514
Value	26,367	1,745	756	989

*	Security did not produce income during the last twelve months.

‡‡	At May 31, 2015, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Optionsµ
Best Buy Co., Inc., Put	250	30	December 2015	$(35,000)
BlackRock, Inc. Call	33	430	July 2015	(2,000)
Blackstone Group LP, Call	250	42	September 2015	(70,000)
Blackstone Group LP, Call	250	44	September 2015	(39,000)
Blackstone Group LP, Call	250	47	December 2015	(24,000)
Enbridge, Inc., Call	50	60	October 2015	(1,000)
Equity Residential, Call	300	77.5	July 2015	(16,000)
Golar LNG Ltd., Call	200	60	December 2015	(55,000)
Hasbro, Inc., Call	224	62.5	July 2015	(204,000)
Hasbro, Inc., Call	300	70	January 2016	(156,000)
Honeywell International, Inc., Call	250	115	December 2015	(35,000)
Honeywell International, Inc., Call	5	120	January 2016	(0)[z]
JPMorgan Chase & Co., Call	250	72.5	December 2015	(23,000)
JPMorgan Chase & Co., Call	250	72.5	January 2016	(31,000)
Las Vegas Sands Corp., Put	250	50	September 2015	(77,000)
Lockheed Martin Corp., Put	200	150	December 2015	(32,000)
Lockheed Martin Corp., Put	200	165	December 2015	(64,000)
LyondellBasell Industries NV, Call	200	105	September 2015	(73,000)
LyondellBasell Industries NV, Call	200	115	December 2015	(39,000)
Microsoft Corp., Call	450	52.5	October 2015	(25,000)
Microsoft Corp., Call	550	55	January 2016	(40,000)
Union Pacific Corp., Put	5	87.5	January 2016	(1,000)
			Total	$(1,042,000)

µ Rounded to the nearest thousand.

z A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

At May 31, 2015, Equity Income had deposited $8,760,938 in a segregated account to cover requirements on put options written.

@	All or a portion of this security is pledged in connection with outstanding call options written.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At May 31, 2015, these securities amounted to approximately $4,051,000 or 0.8% of net assets for Emerging Markets Equity, approximately $12,650,000 or 0.5% of net assets for Equity Income, approximately $16,520,000 or 8.9% of net assets for Greater China Equity and approximately $15,862,000 or 1.3% of net assets for International Equity Fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Ñ        These securities have been deemed by the investment manager to be illiquid. At May 31, 2015, these securities amounted to approximately $6,660,000 or 3.6% of net assets for Greater China Equity and approximately $8,000 or 0.0% of net assets for Mid Cap Intrinsic Value.

a	Effective September 2, 2014. Formerly, Neuberger Berman Select Equities Fund through September 1, 2014.

b         These securities have been deemed by the investment manager to be illiquid. Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At May 31, 2015, these securities amounted to approximately $156,000 or 0.1% of net assets for Greater China Equity.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of May 31, 2015	Fair Value Percentage of Net Assets as of May 31, 2015

Greater China Equity	Huatai Securities Co. Ltd., H Shares	5/22/2015	$158	0.1%	$156	0.1%

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

^	Affiliated issuer.

Investments in Affiliates (1)	Balance of Shares Held August 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2015	Value May 31, 2015	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,162,400	274,900	77,900	1,359,400	$72,197,734	$265,970	$2,357,036
Altisource Asset Management Corp.	155,717	-	26,800	128,917	21,966,168	-*	3,405,918
Altisource Portfolio Solutions SA (2)	1,595,670	122,900	1,718,570	-	-	-*	(106,102,945)
Applied Industrial Technologies, Inc. (2)	2,403,244	-	464,100	1,939,144	82,161,531	1,703,383	512,782
AptarGroup, Inc.	3,977,400	-	776,600	3,200,800	204,115,016	3,035,172	38,274,322
Badger Meter, Inc. (2)	727,301	-	107,300	620,001	40,002,465	377,132	1,496,609
Balchem Corp.	1,643,735	167,400	174,226	1,636,909	92,419,882	495,009	1,046,087
Bank of Hawaii Corp. (2)	2,393,212	3,100	229,700	2,166,612	135,998,235	3,018,931	2,204,064
CARBO Ceramics, Inc. (2)	1,362,257	-	578,300	783,957	33,435,766	876,320	(6,449,199)
CLARCOR, Inc.	3,492,088	-	767,500	2,724,588	167,861,867	1,920,933	29,537,507
Compass Minerals International, Inc.	2,697,873	-	741,500	1,956,373	168,561,098	4,308,280	51,864,034
Computer Modelling Group Ltd.	5,948,400	34,700	335,600	5,647,500	62,533,028	1,552,663	987,617
Exponent, Inc.	1,122,035	18,800	4,200	1,136,635	96,750,371	897,163	124,764
First Financial Bankshares, Inc.	3,628,036	36,211	450,900	3,213,347	96,818,145	1,449,141	1,118,149

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Forward Air Corp.	1,737,200	214,900	125,232	1,826,868	94,759,643	668,884	1,279,090
Haemonetics Corp.	4,260,500	-	907,000	3,353,500	138,566,620	-*	13,136,705
Healthcare Services Group, Inc.	4,687,081	-	880,300	3,806,781	115,002,854	2,213,074	15,341,832
Hibbett Sports, Inc.	1,778,969	40,000	211,300	1,607,669	74,836,992	-*	3,751,978
Home Loan Servicing Solutions Ltd. (2)	5,407,600	117,900	5,525,500	-	-	3,851,172	(47,004,453)
ICON PLC	4,109,500	-	642,700	3,466,800	224,891,316	-*	16,862,390
Innophos Holdings, Inc.	1,586,542	-	254,200	1,332,342	69,428,342	2,058,732	1,541,146
J & J Snack Foods Corp. (2)	997,646	60,600	146,100	912,146	98,329,339	1,011,660	11,234,347
Lindsay Corp.	872,250	-	125,000	747,250	60,183,515	647,663	(1,342,400)
Manhattan Associates, Inc.	5,217,228	153,500	1,126,965	4,243,763	232,770,401	-*	31,691,059
Meridian Bioscience, Inc.	2,537,797	-	395,600	2,142,197	38,987,985	1,414,038	(772,658)
Monotype Imaging Holdings, Inc.	2,986,745	513,161	78,500	3,421,406	88,751,272	814,841	8,225
MWI Veterinary Supply, Inc. (2)	1,213,705	-	1,213,705	-	-	-*	166,527,336
Natural Gas Services Group, Inc. (2)	713,700	-	105,000	608,700	14,700,105	-*	502,371
NETGEAR, Inc.	2,893,300	152,600	896,200	2,149,700	66,619,203	-*	(3,548,330)
NetScout Systems, Inc.	766,884	1,773,900	3,400	2,537,384	101,698,351	-*	(25,063)
Nexstar Broadcasting Group, Inc. Class A	2,748,021	80,100	374,100	2,454,021	139,609,255	1,382,644	1,828,395
Pason Systems, Inc.	4,710,557	183,100	527,300	4,366,357	78,121,135	1,999,158	(1,543,965)
Pool Corp.	3,049,798	103,400	586,100	2,567,098	170,147,255	1,980,869	8,354,375
Power Integrations, Inc.	2,530,900	216,200	228,600	2,518,500	127,839,060	941,556	(710,576)
Raven Industries, Inc.	3,087,352	-	456,000	2,631,352	50,679,840	1,129,772	1,469,723
RLI Corp.	2,522,414	-	335,400	2,187,014	106,441,971	8,564,353	6,234,417
Rogers Corp.	856,551	433,200	14,000	1,275,751	92,173,010	-*	(6,580)
Safety Insurance Group, Inc.	950,949	-	140,600	810,349	45,217,474	1,813,486	1,665,989
Sensient Technologies Corp.	3,975,245	-	587,500	3,387,745	229,350,337	2,746,809	8,944,787
State Street Institutional Treasury Plus Fund Premier Class (2)	255,161,152	1,626,735,594	1,801,777,256	80,119,490	80,119,490	-*	-
Tennant Co.	948,802	22,600	32,800	938,602	59,845,264	562,021	(14,796)
Tyler Technologies, Inc. (2)	1,718,232	-	253,800	1,464,432	177,899,199	-*	4,348,368
United Stationers, Inc.	2,780,741	-	514,300	2,266,441	88,028,568	1,110,665	4,914,418
West Pharmaceutical Services, Inc.	4,051,158	251,500	289,200	4,013,458	217,288,616	1,407,876	3,420,275
Westamerica Bancorporation(2)	1,566,743	-	557,440	1,009,303	46,185,705	1,343,113	228,530
Total					$4,403,293,423	$57,562,483	$268,693,680

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(2)	At May 31, 2015, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 21, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 21, 2015

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 21, 2015